Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information
Entity Registrant Name	Marketo, Inc.
Entity Central Index Key	0001490660
Document Type	S-1
Pre-Effective Amendment Number	1
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 121,882	$ 44,247	$ 67,400
Accounts receivable, net of allowances of $225, $336 and $358 for 2011, 2012 and June 30, 2013, respectively	16,961	14,106	8,569
Prepaid expenses and other current assets	3,595	2,379	1,936
Total current assets	142,438	60,732	77,905
Property and equipment, net	10,918	5,617	1,450
Goodwill	9,537	9,537
Intangible assets, net	2,645	2,734	244
Other assets	642	536	139
Total assets	166,180	79,156	79,738
Current liabilities:
Accounts payable	4,602	2,217	2,820
Accrued expenses and other current liabilities	13,052	8,945	4,466
Deferred revenue	30,566	20,642	10,968
Current portion of credit facility	1,297	582
Total current liabilities	49,517	32,386	18,254
Credit facility, net of current portion	5,316	3,058
Deferred rent	1,370	148	176
Total liabilities	56,203	35,592	18,430
Commitments and contingencies (Note 7)
STOCKHOLDERS' EQUITY:
Convertible preferred stock, par value $0.0001 per share - 50,067,383, 51,752,313 and 20,000,000 shares authorized as of December 31, 2011, 2012 and June 30, 2013; 25,033,684, 25,876,142 and 0 shares issued and outstanding as of December 31, 2011, 2012 and June 30, 2013; liquidation preference of $107,084,942, $119,384,828 and $0 as of December 31, 2011, 2012 and June 30, 2013		119,121	106,821
Common stock, par value $0.0001 per share - 75,000,000, 100,000,000 and 1,000,000,000 shares authorized as of December 31, 2011, 2012 and June 30, 2013; 2,695,291, 3,195,418 and 37,002,877 shares issued and outstanding as of December 31, 2011, 2012 and June 30, 2013	4
Additional paid-in capital	213,931	6,499	2,184
Accumulated other comprehensive income	157	145	119
Accumulated deficit	(104,115)	(82,201)	(47,816)
Total stockholders' equity	109,977	43,564	61,308
Total liabilities and stockholders' equity	$ 166,180	$ 79,156	$ 79,738

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowances (in dollars)	$ 358,000	$ 336,000	$ 225,000
Convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	20,000,000	51,752,313	50,067,383
Convertible preferred stock, shares issued	0	25,876,142	25,033,684
Convertible preferred stock, shares outstanding	0	25,876,142	25,033,684
Convertible preferred stock, liquidation preference (in dollars)	$ 0	$ 119,384,828	$ 107,084,942
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	100,000,000	75,000,000
Common stock, shares issued	37,002,877	3,195,418	2,695,291
Common stock, shares outstanding	37,002,877	3,195,418	2,695,291

Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue:
Subscription and support	$ 37,438		$ 23,400		$ 52,756		$ 29,823		$ 13,473
Professional services and other	4,802		2,739		5,657		2,569		559
Total revenue	42,240		26,139		58,413		32,392		14,032
Cost of revenue:
Subscription and support	12,141	[1]	6,742	[1]	16,216	[1]	9,386	[1]	4,612	[1]
Professional services and other	5,739	[1]	3,906	[1]	8,442	[1]	5,550	[1]	2,534	[1]
Total cost of revenue	17,880	[1]	10,648	[1]	24,658	[1]	14,936	[1]	7,146	[1]
Gross profit:
Subscription and support	25,297		16,658		36,540		20,437		8,861
Professional services and other	(937)		(1,167)		(2,785)		(2,981)		(1,975)
Total gross profit	24,360		15,491		33,755		17,456		6,886
Operating expenses:
Research and development	10,981	[1]	9,174	[1]	18,799	[1]	10,677	[1]	5,498	[1]
Sales and marketing	27,806	[1]	17,607	[1]	37,776	[1]	23,088	[1]	11,019	[1]
General and administrative	7,303	[1]	5,275	[1]	11,388	[1]	6,154	[1]	2,135	[1]
Total operating expenses	46,090	[1]	32,056	[1]	67,963	[1]	39,919	[1]	18,652	[1]
Loss from operations	(21,730)		(16,565)		(34,208)		(22,463)		(11,766)
Other income (expense), net	(147)		(15)		(158)		(137)		(50)
Loss before provision for income taxes	(21,877)		(16,580)		(34,366)		(22,600)		(11,816)
Provision for income taxes	37		3		19		6		1
Net loss	(21,914)		(16,583)		(34,385)		(22,606)		(11,817)
Net loss per share of common stock, basic and diluted (in dollars per share)	$ (1.91)		$ (6.25)		$ (12.26)		$ (9.94)		$ (5.99)
Shares used in computing net loss per share of common stock, basic and diluted (in shares)	11,472		2,655		2,806		2,274		1,972
Comprehensive loss:
Net loss	(21,914)		(16,583)		(34,385)		(22,606)		(11,817)
Other comprehensive income:
Foreign currency translation adjustments	12		19		26		119
Comprehensive loss	$ (21,902)		$ (16,564)		$ (34,359)		$ (22,487)		$ (11,817)

[1]	Amounts include stock-based compensation expense as follows (see Note 10):

Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total stock-based compensation expense	$ 3,617	$ 1,234	$ 2,972	$ 1,309	$ 319
Cost of subscription and support revenue
Total stock-based compensation expense	177	68	216	108	50
Cost of professional services and other revenue
Total stock-based compensation expense	247	91	169	49	8
Research and development
Total stock-based compensation expense	1,147	281	575	294	73
Sales and marketing
Total stock-based compensation expense	1,093	423	966	509	57
General and administrative
Total stock-based compensation expense	$ 953	$ 371	$ 1,046	$ 349	$ 131

Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit
Balance at Dec. 31, 2009	$ 8,739	$ 21,976		$ 156		$ (13,393)
Balance (in shares) at Dec. 31, 2009		15,379,850	2,156,166
Increase (Decrease) in Shareholders' Equity
Issuance of convertible preferred stock, net of issuance costs of $89 and $66 for the year ended December 31, 2009 and 2010, respectively	34,911	34,911
Issuance of convertible preferred stock, net of issuance costs (in shares)		5,865,958
Issuance of common stock upon exercise and early exercise of stock options	36			36
Issuance of common stock upon exercise and early exercise of stock options (in shares)			346,722
Repurchase of common stock (in shares)			(95,000)
Vesting of early exercised options	28			28
Stock-based compensation expense	319			319
Net loss	(11,817)					(11,817)
Balance at Dec. 31, 2010	32,216	56,887		539		(25,210)
Balance (in shares) at Dec. 31, 2010		21,245,808	2,407,888
Increase (Decrease) in Shareholders' Equity
Issuance of convertible preferred stock, net of issuance costs of $89 and $66 for the year ended December 31, 2009 and 2010, respectively	49,934	49,934
Issuance of convertible preferred stock, net of issuance costs (in shares)		3,787,876
Issuance of common stock upon exercise and early exercise of stock options	239			239
Issuance of common stock upon exercise and early exercise of stock options (in shares)			295,840
Repurchase of common stock (in shares)			(8,437)
Vesting of early exercised options	97			97
Stock-based compensation expense	1,309			1,309
Net loss	(22,606)					(22,606)
Foreign currency translation adjustments	119				119
Balance at Dec. 31, 2011	61,308	106,821		2,184	119	(47,816)
Balance (in shares) at Dec. 31, 2011		25,033,684	2,695,291
Increase (Decrease) in Shareholders' Equity
Issuance of common stock and convertible preferred stock to acquire Crowd Factory, Inc.	13,048	12,300		748
Issuance of common stock and convertible preferred stock to acquire Crowd Factory, Inc. (in shares)		842,458	98,923
Issuance of common stock upon exercise and early exercise of stock options	362			362
Issuance of common stock upon exercise and early exercise of stock options (in shares)			432,850
Repurchase of common stock (in shares)			(31,646)
Vesting of early exercised options	233			233
Stock-based compensation expense	2,972			2,972
Net loss	(34,385)					(34,385)
Foreign currency translation adjustments	26				26
Balance at Dec. 31, 2012	43,564	119,121		6,499	145	(82,201)
Balance (in shares) at Dec. 31, 2012		25,876,142	3,195,418
Increase (Decrease) in Shareholders' Equity
Issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions	80,506		1	80,505
Issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions (in shares)			6,658,926
Issuance of common stock from private placement	6,500			6,500
Issuance of common stock from private placement (in shares)			500,000
Costs incurred with initial public offering	(3,453)			(3,453)
Conversion of preferred stock to common stock		(119,121)	3	119,118
Conversion of preferred stock to common stock (in shares)		(25,876,142)	25,876,142
Issuance of common stock upon exercise and early exercise of stock options	735			735
Issuance of common stock upon exercise and early exercise of stock options (in shares)			634,204
Vesting of restricted stock units (in shares)			147,609
Repurchase of common stock (in shares)			(9,422)
Vesting of early exercised options	410			410
Stock-based compensation expense	3,617			3,617
Net loss	(21,914)					(21,914)
Foreign currency translation adjustments	12				12
Balance at Jun. 30, 2013	$ 109,977		$ 4	$ 213,931	$ 157	$ (104,115)
Balance (in shares) at Jun. 30, 2013			37,002,877

Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Stockholders' Equity
Issuance of convertible preferred stock, issuance costs	$ 66	$ 89

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (21,914)	$ (16,583)	$ (34,385)	$ (22,606)	$ (11,817)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,787	650	1,731	644	349
Stock-based compensation expense	3,617	1,234	2,972	1,309	319
Changes in operating assets and liabilities:
Accounts receivable, net	(2,856)	(3,333)	(4,989)	(5,030)	(1,662)
Prepaid expenses and other current assets	(1,233)	71	(203)	(1,181)	(514)
Other assets	(183)	(740)	(505)	(35)	(41)
Accounts payable	2,606	(1,124)	(1,624)	2,248	359
Accrued expenses and other current liabilities	3,087	2,520	3,647	2,244	1,144
Deferred revenue	9,932	5,733	9,536	6,391	2,880
Deferred rent	86	(27)	(28)	31	35
Net cash used in operating activities	(5,071)	(11,599)	(23,848)	(15,985)	(8,948)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(5,863)	(2,382)	(4,354)	(1,675)	(164)
Cash acquired in acquisition		698	698
Capitalized software development	(221)				(367)
Net cash used in investing activities	(6,084)	(1,684)	(3,656)	(1,675)	(531)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering, net of underwriting discount	80,506
Proceeds from private placement	6,500
Proceeds from the sale of convertible preferred stock, net of issuance costs				49,934	34,911
Proceeds from issuance of common stock upon exercise of stock options	1,416	413	912	464	189
Repurchase of unvested common stock from terminated employees	(16)	(50)	(67)	(2)	(70)
Proceeds from issuance of debt	3,089	1,100	3,640
Repayment of debt	(116)
Payment of deferred initial public offering costs	(2,537)		(99)
Net cash provided by financing activities	88,842	1,463	4,386	50,396	35,030
Effect of foreign exchange rate changes on cash and cash equivalents	(52)	83	(35)	207
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	77,635	(11,737)	(23,153)	32,943	25,551
CASH AND CASH EQUIVALENTS - Beginning of period	44,247	67,400	67,400	34,457	8,906
CASH AND CASH EQUIVALENTS - End of period	121,882	55,663	44,247	67,400	34,457
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	69		52
Cash paid for income taxes	28		4		1
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Conversion of convertible preferred stock into common stock	119,121
Convertible preferred stock and common stock issued in connection with acquisition, including options assumed			13,048
Vesting of early exercise options	410	137	233	97	28
Property and equipment acquired through tenant improvement allowance	$ 1,136

The Company and Summary of Significant Accounting Policies and Estimates	6 Months Ended
Jun. 30, 2013
The Company and Summary of Significant Accounting Policies and Estimates
The Company and Summary of Significant Accounting Policies and Estimates

1. The Company and Summary of Significant Accounting Policies and Estimates

Business

          Marketo, Inc. (Marketo or the Company) was incorporated in the state of California on January 20, 2006. The Company was reincorporated in the state of Delaware in 2010. The Company operates from its headquarters in San Mateo, California and has operating subsidiaries in Ireland and Australia.

          Marketo is a provider of a cloud-based marketing software platform that enables organizations to engage in modern relationship marketing. The Company's software platform is designed to enable the effective management, optimization and analytical measurement of marketing activities, enabling organizations to acquire new customers more efficiently, build stronger relationships with existing customers, improve sales effectiveness and drive faster revenue growth. On this platform, the Company delivers an easy to use, integrated suite of advanced applications. The Company generally offers its services on an annual subscription basis with quarterly or annual payment terms.

Initial Public Offering (unaudited)

          On May 17, 2013, the Company closed its initial public offering (IPO) whereby 6,968,435 shares of common stock were sold to the public, including the underwriters' option to purchase additional shares of 908,926 shares of common stock and 309,509 shares of common stock sold by selling stockholders, at a price of $13.00 per share. In addition, the Company sold 500,000 shares of common stock to funds affiliated with Battery Ventures, in a concurrent private placement, at a price of $13.00 per share. The Company received aggregate proceeds of approximately $87.0 million from the IPO and concurrent private placement, net of underwriters' discounts and commissions, but before deduction of offering expenses of approximately $3.5 million. Upon the closing of the IPO, all shares of the Company's outstanding convertible preferred stock automatically converted into 25,876,142 shares of common stock. As of June 30, 2013, the Company had 37,002,877 shares of common stock issued and outstanding.

Principles of Consolidation

          The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the U.S. and include the consolidated accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Such management estimates and assumptions include the estimated selling price for the various elements in our customer contracts, the allowance for doubtful accounts, amounts collectible for sales tax, the fair value of common stock, stock-based compensation expense, useful lives of intangible assets and the valuation of deferred tax assets. Actual results could differ materially from those estimates, and such differences could be material to the financial statements and affect the results of operations reported in future periods.

Foreign Currency Translation

          The functional currency of the Company's foreign subsidiaries is their respective local currency. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the exchange rates in effect at the balance sheet dates, with the resulting translation adjustments directly recorded to a separate component of accumulated other comprehensive income. Income and expense accounts are translated at average exchange rates during the year. Foreign currency remeasurement and transaction gains and losses are recorded in other income (expense), net. The Company recognized net foreign currency losses of $0, $0.1 million, $0.1 million, $10,000 and $0.1 million during the years ended December 31, 2010, 2011, 2012 and for the six months ended June 30, 2012 (unaudited) and 2013 (unaudited), respectively. The effect of foreign currency exchange rates on cash and cash equivalents was not material for any of the periods presented.

Unaudited Interim Financial Information

          The accompanying interim consolidated balance sheet as of June 30, 2013, the consolidated interim statements of operations and comprehensive loss and cash flows during the six months ended June 30, 2012 and 2013 and the interim consolidated statements of stockholders' equity during the six months ended June 30, 2013 are unaudited. The unaudited interim consolidated financial statements have been prepared on a basis consistent with the annual consolidated financial statements and, in the opinion of management, reflect all adjustments necessary to present fairly the Company's consolidated financial position as of June 30, 2013 and its consolidated statements of operations and comprehensive loss and cash flows during the six months ended June 30, 2012 and 2013. The financial data and other financial information disclosed in these notes to the consolidated financial statements related to the six months ended June 30, 2012 and 2013 are also unaudited.

Segments

          The Company's chief operating decision maker is its Chief Executive Officer (CEO), who reviews financial information presented on a consolidated basis, accompanied by information about revenue by geographic region. Accordingly, the Company has determined that it has a single reportable segment.

Cash and Cash Equivalents

          The Company considers all highly liquid investments purchased with original maturity of three months or less to be cash equivalents. Cash equivalents were $63.6 million, $42.5 million and $117.5 million as of December 31, 2011, 2012 and June 30, 2013 (unaudited), respectively, consisting primarily of money market funds.

Allowance for Doubtful Accounts

          Trade accounts receivable are carried at the original invoiced amount less an allowance made for doubtful accounts. The Company maintains an allowance for doubtful accounts based on the probability of future collection. When management becomes aware of circumstances that may decrease the likelihood of collection, it records a specific allowance against amounts due, which reduces the net receivable to the amount that management reasonably believes will be collected. For all other customers, management determines the adequacy of the allowance based on historical loss patterns, the number of days that billings are past due and an evaluation of the potential risk of loss associated with specific accounts. The Company reviews its allowance for doubtful accounts monthly and writes off receivable balances that are deemed to be uncollectible. Increases in the allowance are recorded in general and administrative expense in the period incurred. The Company does not have any off balance sheet credit exposure related to its customers.

          Below is a summary of the changes in allowance for doubtful accounts for 2011, 2012 and the six months ended June 30, 2013 (in thousands):

	Balance at Beginning of Period	Provision, net of Recoveries	Write-offs	Balance at End of Period
Year ended December 31, 2010	$110	$206	$(234)	$82
Year ended December 31, 2011	82	321	(178)	225
Year ended December 31, 2012	225	362	(251)	336
Six months ended June 30, 2013 (unaudited)	336	274	(252)	358

Property and Equipment

          Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the asset, which is generally two to three years. Amortization of leasehold improvements is computed using the straight-line method over the shorter of the lease term or the estimated useful life of the asset or improvement. Depreciation and amortization begins when the asset is ready for its intended use. Cost of maintenance and repairs that do not improve or extend the lives of the respective assets are expensed as incurred.

Capitalized Software Development Costs

          Costs incurred to develop the Company's cloud-based platform and applications consist of (a) certain external direct costs of materials and services incurred in developing or obtaining internal-use computer software and (b) payroll and payroll-related costs for employees who are directly associated with, and who devote time to, a given project. These costs generally consist of internal labor during configuration, coding and testing activities. Research and development costs incurred during the preliminary project stage or costs incurred for data conversion activities, training, maintenance and general and administrative or overhead costs are expensed as incurred. Capitalization begins when the preliminary project stage is complete, management with the relevant authority authorizes and commits to the funding of the software project, it is probable the project will be completed, and the software will be used to perform the functions intended and certain functional and quality standards have been met. Capitalized software development costs are amortized on a straight-line basis over the technology's estimated useful life, which is generally three years. No software development costs were capitalized during 2011 or 2012. Amortization expense during the years ended December 31, 2010, 2011, 2012 and the six months ended June 30, 2012 (unaudited) and 2013 (unaudited) was $192,000, $181,000, $143,000, $76,000 and $67,000, respectively.

          Costs incurred during the operating stage of the Company's software applications relating to upgrades and enhancements that resulted in added functionality are not capitalized because such upgrades and enhancements are essentially maintenance and, because upgrades and enhancements are provided frequently, do not have a useful life longer than one year. Costs that cannot be separated between maintenance of, and minor upgrades and enhancements to, internal-use software are expensed as incurred.

Goodwill and Other Intangible Assets

          The Company records goodwill when the consideration paid in a purchase acquisition exceeds the fair value of the net tangible assets and the identified intangible assets acquired. Goodwill is not amortized, but rather is tested for impairment. The Company performs testing for impairment of goodwill at the end of each year, or as events occur or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The Company conducts a two-step test for impairment of goodwill. The first step of the test for goodwill impairment compares the fair value of the applicable reporting unit with its carrying value. If the fair value of a reporting unit is less than the reporting unit's carrying value, the Company will perform the second step of the test for impairment of goodwill. During the second step of the test for impairment of goodwill, the Company compares the implied fair value of the reporting unit's goodwill with the carrying value of that goodwill. If the carrying value of the goodwill exceeds the calculated implied fair value, the excess amount will be recognized as an impairment loss. The Company has determined that there is a single reporting unit for the purpose of goodwill impairment tests. Based on the above, the Company determined that its goodwill was not impaired at December 31, 2012.

          Other intangible assets, consisting of capitalized software development costs, developed technology, domain names, customer relationships and non-compete agreements, are stated at cost less accumulated amortization. All other intangible assets have been determined to have definite lives and are amortized on a straight-line basis over their estimated remaining economic lives, ranging from one to eight and one-half years. Amortization expense related to capitalized software development costs and developed technology is included in research and development expense. Amortization expense related to customer relationships and non-compete agreements is included in sales and marketing expense. Amortization expense related to domain names is included in general and administrative expense.

Long-Lived Assets

          The Company continually monitors events and changes in circumstances that could indicate that carrying amounts of its long-lived assets, including property and equipment and identifiable intangible assets, may not be recoverable. When such events or changes in circumstances occur, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through their undiscounted expected future cash flow. If the future undiscounted cash flow is less than the carrying amount of these assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. The Company did not recognize impairment charges on its long-lived assets during any of the periods presented.

Concentration of Credit Risk and Significant Customers

          The Company's financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents and trade accounts receivable. Although the Company deposits it cash with multiple financial institutions, its deposits exceed federally insured limits. The Company generally does not require collateral from its customers and generally requires payment 30 days from the invoice date. The Company's accounts receivable are derived from revenue earned from customers located primarily in North America and Europe. The Company periodically evaluates the collectability of its accounts receivable and provides an allowance for potential credit losses as necessary, based on the age of the receivable and collection experience.

          No single customer accounted for more than 10% of accounts receivable as of December 31, 2011, 2012 and June 30, 2013 (unaudited). No single customer accounted for 10% or more of total revenue during the years ended December 31, 2010, 2011 or 2012 and for the six months ended June 30, 2012 (unaudited) and 2013 (unaudited).

Revenue Recognition

          The Company derives its revenue from two sources:

            (1)     Subscription and support revenue. Subscription and support revenue consists of subscription fees from customers accessing the Company's cloud-based software platform and applications, as well as related customer support services; and

            (2)     Professional services and other revenue. Professional services and other revenue consists of fees associated with providing expert services that educate and assist the Company's customers on the best use of the Company's solutions as well as assist in the implementation of the Company's solution.

          Revenue recognition commences when all of the following conditions are met:

  •
  Persuasive evidence of an arrangement exists;

  •
  Delivery or performance has occurred;

  •
  Fees are fixed or determinable; and

  •
  Collectability is reasonably assured.

          In the majority of instances, revenue from new customers is generated under sales agreements with multiple elements, comprised of subscription and support fees from customers accessing the Company's cloud-based platform and applications and professional consultation services. The Company evaluates each element in a multiple-element arrangement to determine whether it represents a separate unit of accounting. An element constitutes a separate unit of accounting when the delivered item has stand-alone value and delivery of the undelivered element is probable and within the Company's control. Subscription and support have stand-alone value because they are routinely sold separately by the Company. Most of the professional services have stand-alone value because the Company has sold professional services separately, and there are several third party vendors that routinely provide similar professional services to the Company's customers on a stand-alone basis. Prior to the fourth quarter of 2011, some of the Company's professional services did not have stand-alone value because they were sold together with the subscription and support services. As such revenue was recognized ratably over the related subscription period, not to exceed billings amounts.

          In October 2009, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2009-13, Revenue Recognition (Topic 605): Multiple Deliverable Revenue Arrangements — a consensus of the FASB Emerging Issues Task Force (ASU 2009-13), which amended the previous multiple deliverable arrangements' accounting guidance. ASU 2009-13 amended the accounting standards for multiple-element revenue arrangements to:

          Provide updated guidance on whether multiple deliverables exist, how the elements in an arrangement should be separated, and how the consideration should be allocated;

          Require an entity to allocate revenue in an arrangement using estimated selling prices (ESP) of each element if a vendor does not have vendor specific objective evidence of selling price (VSOE) or third party evidence of selling price (TPE); and

          Eliminate the use of the residual method and require a vendor to allocate revenue using the relative selling price method, which eliminated the requirement to have VSOE of fair value on undelivered elements for revenue recognition.

          The Company adopted this accounting guidance prospectively beginning January 1, 2011, for applicable arrangements entered into or materially modified on or after January 1, 2011 (the beginning of the Company's fiscal year).

          Prior to the adoption of ASU 2009-13, the Company was not able to establish VSOE of fair value for the undelivered elements, which in most instances was subscription and support services. As a result, the Company typically recognized subscription, support and professional services revenue ratably over the subscription and support contract period and presented subscription and support revenue and professional services revenue in the consolidated statements of operations and comprehensive loss based on the respective contractual prices.

          As a result of the adoption of ASU 2009-13, the Company allocates total arrangement fees to each element in a multiple-element arrangement based on the relative selling price hierarchy of each element unless the fee allocated to the subscription and support under this method is less than the fee subject to refund if the performance conditions are not met. In these instances, since the professional services are generally completed prior to completion of the subscription and support, the allocation of the fee for subscription and support is at least equal to the contractual amounts subject to the performance condition.

          The relative selling price hierarchy consists of the following: Selling price for a deliverable is based on its 1) VSOE, if available, 2) TPE, if VSOE is not available, or 3) ESP, if neither VSOE nor TPE is available. Because the Company has been unable to establish VSOE or TPE for the elements of its arrangements, the Company establishes the ESP for each element primarily by considering the median of actual sales prices of each type of subscription and support sold and the weighted average of actual sales prices of professional services sold. For subscription and support arrangements, management considered other factors such as database sizes, pricing practices and market considerations.

          Subscription and support revenue is recognized commencing upon delivery of the Company's cloud-based services, which is the date a new subscription is provisioned and made available to a new customer, or new or expanded capabilities are provisioned and added to an existing subscription, provided that all of the other revenue recognition criteria are first met, referred to as the "Commencement Date". Subscription and support revenue is recognized from the Commencement Date ratably thereafter over the remaining contractual term, which is generally three to 36 months. Amounts that have been invoiced are recorded in accounts receivable and in deferred revenue or revenue, depending on whether the revenue recognition criteria have been met.

          Professional services and other have stand-alone value from the related subscription services. The majority of the Company's professional services contracts are offered on a time and material basis. When these services are not combined with subscription and support revenue in a multiple-element arrangement, services revenue is recognized as the services are rendered. In 2010 and 2011, the Company's professional services also consisted of a small number of fixed price contracts, where revenue is recognized on a proportional performance method, based on input measures, which include making reasonably dependable estimates of the total effort to complete the project. Certain standard and non-standard professional service arrangements include customer acceptance provisions. Services provided under arrangements that include customer acceptance provisions are typically provided on a time and material basis, and the revenue is deferred and recognized upon customer acceptance of the service deliverable.

          The Company's professional services also consist of short-term implementation services, which are offered at a flat fee. The enablement services teams assist customers with standard adoption procedures for the Company's platform. Because such enablement services typically are completed within a short period (usually one to ten days), the Company recognizes revenue from this service upon completion. The implementation services consist of short-term (usually spanning approximately 90 days) "use it or lose it", services to assist customers with standard implementation and to implement the customer's first marketing campaign which are offered at a flat fee. Such flat fees are recognized ratably over the 90 day period.

          Education revenue is recognized after the services are performed.

          The Company's time and material and fixed price professional service contracts are generally delivered within one year from the date of the arrangement.

          The Company has established processes to determine ESP, allocate revenue in multiple-element arrangements using ESP, and make reasonably dependable estimates of the proportional performance method for professional services. Had the Company not adopted ASU 2009-13 effective January 1, 2011, and recognized all arrangements ratably, the Company's revenue for the year ended December 31, 2011 would have been lower by approximately $453,000.

          At December 31, 2011, the Company's deferred professional services under the previous accounting guidance were not significant.

          Sales and other taxes collected from customers to be remitted to government authorities are excluded from revenue.

Cost of Revenue

          Cost of subscriptions, support, professional services and other revenue are expensed as incurred. Cost of subscription and support revenue primarily consists of expenses related to hosting the Company's service and providing support to the Company's customers. These expenses are comprised of data center operations costs and personnel and related costs directly associated with the Company's cloud infrastructure, customer support and customer success organizations, including salaries, benefits, bonuses and stock-based compensation, as well as allocated overhead. Overhead associated with facilities and depreciation, excluding depreciation related to the Company's data center infrastructure, is allocated to cost of revenue and operating expenses based on headcount. Cost of professional services and other revenue consists primarily of personnel and related costs directly associated with the Company's professional services and training organizations, including salaries, benefits, bonuses and stock-based compensation, the costs of sub-contracted third-party vendors, as well as allocated overhead.

          The Company revised its 2011 cost of revenue to correctly classify $783,000 of costs from cost of professional services revenue and other to cost of subscription and support revenue.

Deferred Revenue

          Deferred revenue consists of billings or payments received in advance of revenue recognition and are recognized as the revenue recognition criteria are met. The Company generally invoices its customers annually or in quarterly installments payable in advance. Accordingly, the deferred revenue balance does not represent the total contract value of annual or multi-year, noncancelable arrangements. The current portion of deferred revenue represents the amount that is expected to be recognized as revenue within one year from the balance sheet date. In all of the years presented, the Company did not have any long-term deferred revenue.

Commissions

          Sales and marketing commissions are recognized as an expense generally at the time the customer order is signed. Substantially all of the effort by the sales and marketing organization is expended through the time of closing the sale with limited or no involvement thereafter. Commissions paid are subject to clawback by the Company in the event the customer fails to make payment on the agreement.

Warranties and Indemnification

          The Company's cloud-based software platform and applications are typically warranted to perform in a manner consistent with general industry standards that are reasonably applicable and materially in accordance with the Company's on-line help documentation under normal use and circumstances.

          The Company includes service level commitments to its customers warranting certain levels of uptime reliability and performance and permitting those customers to receive credits in the event that the Company fails to meet those levels. To date, the Company has not incurred any material costs as a result of such commitments and has not accrued any liabilities related to such obligations in the accompanying consolidated financial statements.

          The Company's arrangements include provisions indemnifying customers against liabilities if the Company's products infringe a third-party's intellectual property rights. The Company has not incurred any costs as a result of such indemnification and has not accrued any liabilities related to such obligations in the accompanying consolidated financial statements.

          The Company has also agreed to indemnify its directors and executive officers for costs associated with any fees, expenses, judgments, fines and settlement amounts incurred by any of those persons in any action or proceeding to which any of those persons is, or is threatened to be, made a party by reason of the person's service as a director or officer, including any action by the Company, arising out of that person's services as the Company's director or officer or that person's services provided to any other company or enterprise at the Company's request. The Company maintains director and officer insurance coverage that may enable the Company to recover a portion of any future indemnification amounts paid.

Advertising Costs

          Advertising costs are expensed as incurred. For the years ended December 31, 2010, 2011 and 2012 advertising expenses were $637,000, $1.0 million and $1.2 million, respectively. For the six months ended June 30, 2012 (unaudited) and 2013 (unaudited), advertising expenses were $0.6 million and $0.7 million, respectively.

Stock-Based Compensation

          The Company uses the fair value method for recording stock-based compensation. Share-based compensation cost for stock options is estimated at the grant date based on each option's fair-value as calculated by the Black-Scholes option-pricing model. The Company recognizes compensation cost for stock option grants on a straight-line basis over the requisite service period for the entire award.

          Stock-based compensation cost for restricted stock units (RSUs) is measured based on the fair value of the underlying shares on the date of grant. RSUs are subject to a time-based vesting condition and some are also subject to a performance-based vesting condition, both of which must be satisfied before the RSUs are vested and settled for shares of common stock. The time-based vesting condition generally ranges from 2 to 4 years, and the performance-based vesting condition is satisfied upon the occurrence of a sale event or the completion of the Company's initial public offering. No expense related to these awards will be recognized unless the performance condition is satisfied. RSUs which have met the time-based vesting condition do not cancel when service to the Company is terminated; however, these shares will not vest until the performance-based vesting condition is met. RSUs that have not satisfied the time-based vesting condition as of termination of employment are automatically forfeited. The RSUs will expire 7 years from the grant date if not previously settled for shares of common stock.

Income Taxes

          The provision for income taxes is computed using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates that apply to taxable income in effect for the years in which those tax assets are expected to be realized or settled. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

          Compliance with income tax regulations requires the Company to make decisions relating to the transfer pricing of revenue and expenses between each of its legal entities that are located in several countries. The Company's determinations include many decisions based on management's knowledge of the underlying assets of the business, the legal ownership of these assets, and the ultimate transactions conducted with customers and other third parties. The calculation of the Company's tax liabilities involves dealing with uncertainties in the application of complex tax regulations in multiple tax jurisdictions. The Company may be periodically reviewed by domestic and foreign tax authorities regarding the amount of taxes due. These reviews may include questions regarding the timing and amount of deductions and the allocation of income among various tax jurisdictions. In evaluating the exposure associated with various filing positions, the Company records estimated reserves when it is more likely than not that an uncertain tax position will not be sustained upon examination by a taxing authority. Such estimates are subject to change. See Note 12, "Income Taxes".

Net Loss per Share Attributable to Common Stockholders

          Basic and diluted net loss per share of common stock is presented in conformity with the two-class method required for participating securities. Holders of Series A, B, C, D, E, F and G convertible preferred stock were each entitled to receive noncumulative dividends out of any funds legally available, when, as and if declared by the board of directors, payable prior and in preference to any dividends on any shares of the Company's common stock. The dividend rates for Series A, B, C, D, E, F and G convertible preferred stock were $0.08, $0.12, $0.20, $0.379, $0.5326, $1.056, and $1.168 per share, respectively. In the event a dividend is paid to common stockholders, the holders of the Series A, B, C, D, E, F and G convertible preferred stock were entitled to a proportionate share of any such dividends as if they were holders of common stock (on an as-if converted basis).

          Under the two-class method, net income (loss) attributable to common stockholders is determined by allocating undistributed earnings, calculated as net income less current period convertible preferred stock non-cumulative dividends, between common stock and preferred stock. In computing diluted net income (loss) attributable to common stockholders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities. Basic net income (loss) per share of common stock is computed by dividing the net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding during the period. Unvested common shares resulting from the early exercises of stock options are excluded from the calculation of the weighted average common shares until they vest as they are subject to repurchase until they are vested. Those shares are added to the calculation of the weighted average common shares outstanding as they vest. Diluted net income per share attributable to common stockholders is computed by dividing net income attributable to common stockholders by the weighted average number of common shares outstanding, including potential dilutive common shares assuming the dilutive effect of potential common shares for the period determined using the treasury stock method. For purposes of this calculation, convertible preferred stock, options to purchase common stock and restricted stock units are considered to be potential dilutive common shares, but have been excluded from the calculation of diluted net loss per share of common stock as their effect is antidilutive for all periods presented. Holders of convertible preferred stock and holders of stock subject to repurchase did not have a contractual obligation to share in the losses of the Company.

          Given the Company is in a loss position for all the periods presented, the Company has not allocated losses to any series of convertible preferred stock.

Acquisition	6 Months Ended
Jun. 30, 2013
Acquisition
Acquisition

2. Acquisition

          On April 17, 2012, the Company completed its acquisition of Crowd Factory, Inc. (Crowd Factory). Crowd Factory is a SaaS social campaign management platform that helps marketers accelerate social and word-of-mouth marketing, grow their marketing databases with unique social profiles and attract new customers.

          The transaction was valued at approximately $13.0 million, which included 842,458 shares of newly issued Series G convertible preferred stock valued at approximately $12.3 million, of which 12 percent or 101,095 shares, was withheld in escrow; 98,923 shares of common stock valued at approximately $453,000, of which 12 percent or 11,872 shares, was withheld in escrow; and the assumption of options to exercise 89,405 shares of common stock valued at approximately $295,100. Escrow shares were withheld for twelve months from acquisition date in order to protect the Company from certain indemnified losses that may arise from any inaccuracies or breach of any of Crowd Factory's general representations and warranties as of the acquisition date, other than certain fundamental representations.

          The total purchase price was allocated to the net assets acquired based upon their fair values as of April 17, 2012 as set forth below. The excess of the purchase price over the net assets acquired was recorded as goodwill. The following table summarizes the preliminary estimated fair values of the assets and liabilities assumed at the acquisition date. The primary areas of those preliminary estimates that are not yet finalized related to income and non-income based taxes. The amounts are in thousands.

Net tangible assets acquired	$481
Intangible assets:
Developed technology	1,300
Domain names	700
Customer relationships	900
Non-compete agreements	130
Goodwill	9,537

Total purchase price	$13,048

          The Company paid change in control bonuses of approximately $850,000 to former Crowd Factory employees hired by Marketo which were expensed as incurred. These employees were also granted 308,218 RSUs valued at approximately $1.4 million under the terms described at Note 10 to the consolidated financial statements.

          Intangible assets are being amortized on a straight-line basis over an estimated useful life ranging from two to eight and one-half years.

          Each component of identifiable intangible assets acquired in connection with the above acquisition as of December 31, 2012 are as follows (dollar amounts in thousands):

	Estimated Fair Value	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Useful Life (in years)
Developed technology	$1,300	$205	$1,095	4.8
Domain names	700	71	629	6.3
Customer relationships	900	75	825	7.8
Non-compete agreements	130	46	84	1.3

	$3,030	$397	$2,633

          As of December 31, 2012, the expected future amortization expense for purchased intangible assets for each of the Company's years ending is as follows (amounts in thousands):

Amount
2013	$500
2014	454
2015	435
2016	435
2017	385
2018 and beyond	424

$2,633

          Pro forma results of operations have not been presented because the effect of this acquisition was not material to the consolidated financial statements.

Goodwill and Intangible Assets	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets
Goodwill and Intangible Assets

3. Goodwill and Intangible Assets

          Goodwill and intangible assets, including those acquired in connection with the above acquisition, consisted of the following as of December 31, 2011, 2012 and June 30, 2013 (unaudited) (in thousands):

	December 31, 2011	Weighted Average Remaining Useful Life (in years)	December 31, 2012	Weighted Average Remaining Useful Life (in years)	June 30, 2013	Weighted Average Remaining Useful Life (in years)
Developed technology	$—	—	$1,300	4.8	$1,300	4.3
Domain names	—	—	700	6.3	700	5.8
Customer relationships	—	—	900	7.8	900	7.3
Non-compete agreements	—	—	130	1.3	130	0.8
Capitalized software development costs	877	1.7	877	0.8	1,105	1.3

	877		3,907		4,135
Less accumulated amortization	(633)		(1,173)		(1,490)

Intangible assets, net	244		2,734		2,645
Goodwill	—		9,537		9,537

Goodwill and intangible assets, net	$244		$12,271		$12,182

          As of December 31, 2012, total future expected amortization is as follows for the following years ending December 31 (in thousands):

	Developed Technology	Domain Names	Customer Relationships	Non-compete Agreements	Capitalized Software Development Costs
2013	$229	$100	$106	$65	$101
2014	229	100	106	19	—
2015	229	100	106	—	—
2016	229	100	106	—	—
2017	179	100	106	—	—
2018 and beyond	—	129	295	—	—

	$1,095	$629	$825	$84	$101

          As of June 30, 2013, total future expected amortization is as follows for the remainder of 2013 and the subsequent years ending December 31 (in thousands, unaudited):

	Developed Technology	Domain Names	Customer Relationships	Non-compete Agreements	Capitalized Software Development Costs
2013 (6 months)	$114	$50	$53	$32	$99
2014	229	100	106	19	152
2015	229	100	106	—	10
2016	229	100	106	—	—
2017	181	100	106	—	—
2018 and beyond	—	129	295	—	—

	$982	$579	$772	$51	$261

          Amortization expense related to intangible assets was $192,000, $181,000 and $540,000 in 2010, 2011 and 2012, respectively. Amortization expense related to intangible assets was $193,000 and $317,000 for the six months ended June 30, 2012 (unaudited) and 2013 (unaudited), respectively.

Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2013
Fair Value of Financial Instruments
Fair Value of Financial Instruments

4. Fair Value of Financial Instruments

          The Company measures certain financial assets at fair value. Fair value is determined based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants, as determined by either the principal market or the most advantageous market. Inputs used in the valuation techniques to derive fair values are classified based on a three-level hierarchy, as follows:

  •
  Level 1 — Quoted prices in active markets for identical assets or liabilities.

  •
  Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

  •
  Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

          The fair value of the Company's investments in certain money market funds is their face value. Such instruments are classified as Level 1 and are included in cash and cash equivalents. The Company considers all highly liquid investments purchased with a remaining maturity of three months or less to be cash equivalents.

          For certain other financial instruments, including accounts receivable, accounts payable and other current liabilities, the carrying amounts approximate their fair value due to the relatively short maturity of these balances.

          As of December 31, 2012 and June 30, 2013 (unaudited), financial assets stated at fair value on a recurring basis were comprised of money market funds included within cash and equivalents. The fair value of these financial assets was determined using the following inputs as of December 31, 2011, 2012 and June 30, 2013:

	December 31, 2011			December 31, 2012
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(in thousands)
Money market funds	$63,616	$—	$—	$42,446	$—	$—
Certificate of deposit	25	—	—	25	—	—

Total	$63,641	$—	$—	$42,471	$—	$—

	June 30, 2013
	Level 1	Level 2	Level 3
	(in thousands, unaudited)
Money market funds	$117,451	$—	$—
Certificate of deposit	25

Total	$117,476	$—	$—

Balance Sheet Components	6 Months Ended
Jun. 30, 2013
Balance Sheet Components
Balance Sheet Components

5. Balance Sheet Components

Cash and Cash Equivalents

          Cash and cash equivalents consist of the following:

	December 31,
			June 30, 2013
	2011	2012
	(in thousands)
			(unaudited)
Cash	$3,759	$1,776	$4,406
Cash equivalents
Money market funds	63,616	42,446	117,451
Certificate of deposit	25	25	25

	63,641	42,471	117,476

Total	$67,400	$44,247	$121,882

Property and Equipment, Net

          Property and equipment, net consists of the following:

	December 31,
			June 30, 2013
	2011	2012
	(in thousands)
			(unaudited)
Computer equipment	$549	$4,385	$7,173
Software	795	788	1,130
Office furniture	343	803	1,168
Leasehold improvements	459	986	2,451
Construction in progress	—	542	2,352

Total property and equipment	2,146	7,504	14,274
Less accumulated depreciation	(696)	(1,887)	(3,356)

Property and equipment, net	$1,450	$5,617	$10,918

          Depreciation expense was $157,000, $463,000, $1,191,000, $458,000 and $1,470,000 for the years ended December 31, 2010, 2011, 2012 and for the six months ended June 30, 2012 (unaudited) and 2013 (unaudited), respectively.

Accrued Expenses and Other Current Liabilities

          Accrued expenses and other current liabilities are as follows:

	December 31,
			June 30, 2013
	2011	2012
	(in thousands)
			(unaudited)
Accrued bonuses, commissions and wages	$1,715	$4,737	$6,022
Accrued vacation	936	1,502	1,958
Liability payable for unvested stock options exercises	271	523	777
Accrued legal, consulting and audit fees	343	282	664
Liability for employee stock purchase plan	—	—	506
Accrued sales taxes	348	543	485
Accrued marketing expenses	199	395	1,251
Accrued other	654	963	1,389

Total	$4,466	$8,945	$13,052

Changes in Accumulated Other Comprehensive Income

          Changes in accumulated other comprehensive income are as follows:

	Foreign Currency Items	Total
	(in thousands, unaudited)
Beginning balance at January 1, 2013	$145	$145
Other comprehensive income before reclassfications	12	12
Amounts reclassified from accumulated other comprehensive income	—	—

Ending balance at June 30, 2013 (unaudited)	$157	$157

Credit Facility	6 Months Ended
Jun. 30, 2013
Credit Facility
Credit Facility

6. Credit Facility

          On May 21, 2012, the Company entered into a loan and security agreement (Original Line of Credit) with a bank related to an equipment facility providing the Company with an equipment line of up to $4.0 million. The interest rate associated with this equipment facility is the greater of 4% or three-quarters percentage points above the prime rate, as determined on the applicable funding date. The bank made equipment loan advances of approximately $3.6 million through December 31, 2012. The Company will pay interest only for approximately nine months on the equipment advance. Subsequently, the Company will make thirty-six equal monthly payments of principal and interest. As of December 31, 2012, the outstanding loan balance was $3.6 million. The equipment purchased under the agreement serves as the collateral for the loan. The Company is required to maintain $2.0 million in deposit accounts with the bank at all times and maintain certain monthly financial reporting covenants. As of December 31, 2012, the Company is in compliance with all of the covenants contained in the loan and securities agreement.

          Contractual future repayments in relation to the Original Line of Credit as of December 31, 2012 are as follows for the year ending December 31:

	Principal	Interest	Total
	(in thousands)
2013	$582	$137	$719
2014	1,188	102	1,290
2015	1,238	53	1,291
2016	632	9	641
2017 and beyond	—	—	—

Total	$3,640	$301	$3,941

          In addition, on June 6, 2013, the Company entered into a first amendment to the loan and security agreement (New Line of Credit), which provided an additional line of credit for advances of up to an aggregate of $4.5 million. The bank made equipment loan advances of approximately $3.1 million through June 30, 2013 associated with the New Line of Credit. The interest rate associated with this equipment facility is the greater of 4% or three-quarters percentage points above the prime rate, as determined on the applicable funding date. The Company will pay interest only for approximately nine months on the equipment advance. Subsequently, the Company will make thirty-six equal monthly payments of principal and interest. As of June 30, 2013, the outstanding loan balance was $6.6 million. Under the first amendment to the loan and security agreement, the Original Line of Credit and New Line of Credit is secured by a security interest on substantially all of the Company's assets, including the equipment purchased with the advances, and excludes the Company's intellectual property. The loan and security agreement contains customary affirmative and negative covenants, including, among other things, maintaining certain business performance levels and limitations on disposal of assets, certain fundamental business changes, incurrences of debt, incurrences of liens, payments of dividends, repurchases of stock and engaging in affiliate transactions, in each case subject to certain exceptions. The loan and security agreement also contains customary events of default including, among other things, that during the existence of an event of default, interest on the obligations could be increased by 5%. The first amendment to the loan and security agreement removed the requirement to maintain $2.0 million in deposit accounts with the bank at all times. As of June 30, 2013, the Company is in compliance with all of the covenants contained in the loan and securities agreement. (unaudited)

          As of June 30, 2013, contractual future repayments in relation to the Original Line of Credit and New Line of Credit are as follows for the remainder of 2013 and the subsequent years ending December 31:

	Principal	Interest	Total
	(in thousands, unaudited)
2013 (6 months)	$466	$126	$592
2014	1,926	217	2,143
2015	2,257	130	2,387
2016	1,693	43	1,736
2017	271	2	273
2018 and beyond	—	—	—

Total	$6,613	$518	$7,131

Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies
Commitments and Contingencies

7. Commitments and Contingencies

Leases

          The Company leases its office facilities in San Mateo, California, Portland, Oregon, Dublin, Ireland and Sydney, Australia under operating lease agreements expiring in 2016. Under terms of the leases, the Company is responsible for certain insurance, property taxes, and maintenance expenses. Rent expense for non-cancellable operating leases with scheduled rent increases is recognized on a straight line basis over the terms of the leases. The difference between required lease payments and rent expense has been recorded as deferred rent. Deferred rent as of December 31, 2011, 2012 and June 30, 2013 (unaudited), of $176,000, $148,000 and $1,370,000, respectively, are all long-term.

          Rent expense under these operating leases was $346,000, $798,000, $1,488,000, $585,000 and $1,282,000 for the years ended December 31, 2010, 2011, 2012 and the six months ended June 30, 2012 (unaudited) and 2013 (unaudited), respectively.

          As of December 31, 2012, the Company had no capital leases. As of December 31, 2012, future minimum operating lease payments are as follows for the year ending December 31 (in thousands):

2013	$2,367
2014	2,765
2015	3,014
2016	2,072
2017 and beyond	—

Total	$10,218

          In addition, on April 15, 2013, the Company entered into a definitive lease agreement whereby the Company will lease approximately 10,406 square feet of office space in Portland, Oregon. The Company's contractual operating lease obligation under this agreement is approximately $1.2 million, payable over the five-year term of the lease. (unaudited)

Contractual Commitments

          Contractual agreements with third parties consist of co-location hosting services, software licenses, maintenance and support for our operations. As of December 31, 2012, future payments for non-cancellable contractual agreements are $2.7 million, $616,000 and $113,000 in 2013, 2014 and 2015, respectively.

Legal Proceedings

          From time to time, the Company may be involved in various legal proceedings arising from the normal course of business activities. The Company is not currently a party to any legal proceedings that would have a material adverse effect on the business.

          On May 17, 2013, iHance, Inc. filed a complaint against the Company in the United States District Court for the Northern District of California, alleging that a salesperson email tracking feature in the Marketo Sales Insight application infringed upon certain of iHance's patents. On July 29, 2013, the Company filed an answer to the complaint, denying iHance's infringement allegations and asserting a counterclaim for a declaratory judgment of noninfringement and invalidity. On August 9, 2013, the Company filed an amended answer with respect to the counterclaim. The Company is continuing to evaluate iHance's claims and intends to vigorously defend this matter. Based on the information currently available to it, the Company does not believe any loss from this litigation is probable or estimable. (unaudited)

Convertible Preferred Stock	6 Months Ended
Jun. 30, 2013
Convertible Preferred Stock
Convertible Preferred Stock

8. Convertible Preferred Stock

          On April 9, 2010, the Company completed the private placement and issuance of 2,110,300 shares of its Series D convertible preferred stock (Series D) for gross proceeds of approximately $10.0 million.

          On November 15, 2010, the Company completed the private placement and issuance of 3,755,658 shares of its Series E convertible preferred stock (Series E) for gross proceeds of approximately $25.0 million.

          On November 15, 2011, the Company completed the private placement and issuance of 3,787,876 shares of its Series F convertible preferred stock (Series F) for gross proceeds of approximately $50.0 million.

          On April 17, 2012, the Company completed the acquisition of Crowd Factory. The purchase consideration included issuance of 842,458 shares of its Series G convertible preferred stock (Series G) valued at approximately $12.3 million.

          The following table summarizes convertible preferred stock authorized and issued and outstanding as of December 31, 2011:

	Shares Authorized	Shares Issued and Outstanding	Net Proceeds	Aggregate Liquidation Preference
			(in thousands)
Series A	10,970,000	5,485,000	$5,487	$5,485
Series B	14,492,754	7,246,376	9,946	10,000
Series C	5,296,950	2,648,474	6,543	6,600
Series D	4,220,603	2,110,300	9,971	10,000
Series E	7,511,318	3,755,658	24,940	25,000
Series F	7,575,758	3,787,876	49,934	50,000

Total	50,067,383	25,033,684	$106,821	$107,085

          The following table summarizes convertible preferred stock authorized and issued and outstanding as of December 31, 2012:

	Shares Authorized	Shares Issued and Outstanding	Net Proceeds	Aggregate Liquidation Preference
			(in thousands)
Series A	10,970,000	5,485,000	$5,487	$5,485
Series B	14,492,754	7,246,376	9,946	10,000
Series C	5,296,950	2,648,474	6,543	6,600
Series D	4,220,603	2,110,300	9,971	10,000
Series E	7,511,318	3,755,658	24,940	25,000
Series F	7,575,758	3,787,876	49,934	50,000
Series G	1,684,930	842,458	—	12,300

Total	51,752,313	25,876,142	$106,821	$119,385

          No cash proceeds were received from the issuance of 842,458 shares of the Company's Series G as such shares with aggregate value of approximately $12.3 million were issued in connection with the acquisition of Crowd Factory.

          Upon the completion of the IPO, all outstanding convertible preferred stock was converted into 25,876,142 shares of common stock on a one-to-one basis. (unaudited)

          The rights, preference and privileges of the convertible preferred stock are as follows:

Dividends

          The holders of the Series A, B, C, D, E, F and G convertible preferred stock were entitled to receive noncumulative dividends at the rate of $0.08, $0.12, $0.20, $0.379, $0.5326, $1.056 and $1.168 per share, per annum, respectively, when and if declared by the board of directors, prior and in preference to dividends on common stock. The holders of the Series A, B, C, D, E, F and G convertible preferred stock were also entitled to participate in dividends on common stock held on an as-if converted basis. No dividends on convertible preferred stock or common stock have been declared by the board of directors as of December 31, 2012 or June 30, 2013 (unaudited).

Liquidation Preferences

          In the event of a liquidation or sale of the Company, either voluntary or involuntary, the holders of the Series A, B, C, D, E, F and G convertible preferred stock were entitled to receive, prior and in preference to any distribution to the holders of common stock, $1.00, $1.38, $2.492, $4.73866, $6.65662, $13.20 and $14.60 per share, respectively, plus all declared and unpaid dividends. If the assets legally available are insufficient to satisfy the entire liquidation preference of all series of convertible preferred stock, the funds will be distributed ratably to the holders of Series A, B, C, D, E, F and G convertible preferred stock. Any remaining assets beyond those needed to satisfy the liquidation preferences described above will be distributed pro rata among the holders of Marketo common stock and preferred stock (other than Series G preferred stock), assuming full conversion of such preferred stock into Marketo common stock, up to the applicable Participation Cap for holders of Marketo preferred stock. The "Participation Cap" was $3.00 for the Series A preferred stock, $4.14 for Series B preferred stock, $7.476 for Series C Preferred Stock, $14.21598 for Series D preferred stock, $19.96986 for Series E preferred stock and $39.60 for Series F preferred stock (each as adjusted for any stock splits, stock dividends, combinations, subdivisions, recapitalizations or the like). The holders of Series G preferred stock (the preferred stock issued to holders of Company preferred stock in connection with Crowd Factory acquisition) did not have any liquidation preference participation rights. If there are assets available for distribution, after the applicable Participation Cap has been met for each relevant series of Marketo preferred stock, such assets would be distributed on a pro rata basis to the holders of Marketo common stock.

Conversion Rights

          Each share of Series A, B, C, D, E, F and G convertible preferred stock was convertible at the option of the holder into shares of common stock at any time. The conversion rate for the Series A, B, C, D, E, F and G convertible preferred stock was equal to the quotient obtained by dividing the applicable original issue price by the applicable conversion price in effect at the time of conversion. The issue price for the Series A, B, C, D, E, F and G convertible preferred stock was $1.00, $1.38, $2.492, $4.73866, $6.65662, $13.20 and $14.60 per share, respectively, as adjusted for stock splits, stock dividends, combinations, subdivisions, recapitalizations or similar transactions. The conversion price of the Series A, B, C, D, E, F and G convertible preferred stock was equal to the applicable original issue price as adjusted for certain dilutive issuances, splits and combinations.

          Each share of Series A, B, C, D, E, F and G convertible preferred stock automatically converted into shares of common stock at the then-effective conversion rate upon the Company's sale of its common stock in a firm commitment underwriting pursuant to a registration statement filed under the Securities Act of 1933, as amended, at an aggregate public offering price of not less than $40.0 million, provided, however, that any conversion of the Series E and F convertible preferred stock also required that the public offering price per share be not less than $13.31324 and $19.8, respectively (each as adjusted to reflect any stock splits, stock dividends, combinations, subdivisions, recapitalization or similar transactions). In addition, all shares of any given series of convertible preferred stock would automatically convert into shares of common stock upon a vote by the holders of a majority of the then outstanding shares holding such series (voting together as a single class).

Voting Rights

          Holders of shares of Series A, B, C, D, E, F and G convertible preferred stock had voting rights equal to the number of shares of common stock into which their respective preferred shares were then convertible.

Common Stock Reserved for Issuance	6 Months Ended
Jun. 30, 2013
Common Stock Reserved for Issuance
Common Stock Reserved for Issuance

9. Common Stock Reserved for Issuance

          As of December 31, 2012, the Company was authorized to issue 100,000,000 common shares with a par value of $0.0001 per share.

          Upon the closing of the IPO, the Company increased the amount of common stock authorized for issuance from 100,000,000 to 1,000,000,000 common shares (unaudited).

          As of December 31, 2010, 2011, 2012 and June 30, 2013, the Company had reserved shares of common stock, on an as-if-converted basis, for issuance as follows:

	December 31,
				June 30, 2013
	2010	2011	2012
				(unaudited)
Exercise of stock options to purchase common stock	2,350,977	4,587,344	6,581,481	7,891,581
Issuances of shares available under stock option plans	2,538,359	1,776,912	928,105	3,419,575
Vesting of restricted stock units	—	—	328,466	256,635
Employee stock purchase plan	—	—	—	738,032
Conversion of convertible preferred stock	21,245,808	25,033,684	25,876,142	—

	26,135,144	31,397,940	33,714,194	12,305,823

Stock Option Plans	6 Months Ended
Jun. 30, 2013
Stock Option Plans
Stock Option Plans

10. Stock Option Plans

2006 Stock Plan

          On October 5, 2006, the Company adopted the 2006 Stock Plan (2006 Plan). The 2006 Plan provides for the issuance of incentive stock options, non-statutory stock options, restricted stock awards and RSUs. Non-statutory stock options, restricted stock awards and RSUs may be granted to employees, outside directors and consultants, but only employees may be granted incentive stock options. The exercise price per share of all options granted under the 2006 Plan must equal at least 100% of the fair market value per share of the Company's common stock on the date of grant as determined by the Board of Directors. If, at the time the Company grants an incentive stock option, the optionee directly or by attribution owns stock possessing more than 10% of the total combined voting power of all classes of outstanding stock of the Company, the exercise price per share must be at least 110% of the fair market value per share of the Company's common stock on the date of grant and shall not be exercisable for more than five years after the date of grant. Except as noted above, options expire no more than 10 years after the date of grant, or earlier if services are terminated.

          The 2006 Plan was most recently amended in May 2013. The 2006 Plan was terminated in connection with the IPO, and accordingly, no shares are available for issuance under this plan. The 2006 Plan will continue to govern outstanding awards granted thereunder. The 2006 Plan provided for the grant of incentive stock options and nonqualified stock options. As of June 30, 2013 options to purchase 7,872,832 shares of common stock and 201,260 restricted stock units remained outstanding under the 2006 Plan. (unaudited)

2013 Equity Incentive Plan (unaudited)

          The Board adopted, and the Company's stockholders approved, the 2013 Equity Incentive Plan (2013 Plan, and together with the 2006 Plan, the Plans). The 2013 Plan was effective one business day prior to the effective date of the IPO. The 2013 Plan provides for the grant of incentive stock options, to the Company's employees and any parent and subsidiary corporations' employees, and for the grant of nonstatutory stock options, restricted stock, restricted stock units, stock appreciation rights, performance units and performance shares to the Company's employees, directors and consultants and the Company's subsidiary corporations' employees and consultants. In addition, the shares reserved for issuance under the 2013 Plan also include (a) those shares reserved but unissued under the 2006 Plan, and (b) shares returned to the 2006 Plan as the result of expiration or termination of awards (provided that the maximum number of shares that may be added to the 2013 Plan pursuant to (a) and (b) is 9,119,341 shares). The number of shares available for issuance under the 2013 Plan will also include an annual increase on the first day of each fiscal year beginning in 2014, equal to the least of:

  •
  3,250,000 shares;

  •
  5% of the outstanding shares of common stock as of the last day of the Company's immediately preceding fiscal year; or

  •
  such other amount as the Company's Board of Directors may determine.

          If an award expires or becomes unexercisable without having been exercised in full, is surrendered pursuant to an exchange program, or, with respect to restricted stock, restricted stock units, performance units or performance shares, is forfeited to or repurchased due to failure to vest, the unpurchased shares (or for awards other than stock options or stock appreciation rights, the forfeited or repurchased shares) will become available for future grant or sale under the 2013 Plan. With respect to stock appreciation rights, the net shares issued will cease to be available under the 2013 Plan and all remaining shares will remain available for future grant or sale under the 2013 Plan. Shares used to pay the exercise price of an award or satisfy the tax withholding obligations related to an award will become available for future grant or sale under the 2013 Plan. To the extent an award is paid out in cash rather than shares, such cash payment will not result in reducing the number of shares available for issuance under the 2013 Plan.

Summary of Stock Option Activity

          A summary of the Company's stock option activity and related information for 2010, 2011, 2012 and for the six months ended June 30, 2013, is as follows:

	OPTIONS OUTSTANDING
	Shares Available for Grant	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2009	1,167,968	1,399,037	$0.41	5.48	$462
Additional shares authorized	2,574,053	—	—
Granted	(1,673,404)	1,673,404	1.47
Exercised	—	(346,722)	0.55
Repurchased	95,000	—	0.74
Cancelled/forfeited	374,742	(374,742)	0.75

Balance as of December 31, 2010	2,538,359	2,350,977	1.09	5.71	$3,042
Additional shares authorized	1,762,323	—	—
Granted	(3,167,658)	3,167,658	2.47
Exercised	—	(295,840)	1.57
Repurchased	8,437	—	0.22
Cancelled/forfeited	635,451	(635,451)	1.71

Balance as of December 31, 2011	1,776,912	4,587,344	1.92	6.30	$10,629
Additional shares authorized	1,875,000
Granted	(3,364,447)	3,364,447	4.53
Assumed grants	(89,405)	89,405	5.46
Exercised	—	(432,850)	2.12
Repurchased	31,646	—	2.10
RSUs granted, net of cancellations/forfeitures	(328,466)	—
Cancelled/forfeited	1,026,865	(1,026,865)	2.44

Balance as of December 31, 2012	928,105	6,581,481	3.21	8.08	$11,431
Additional shares authorized	4,502,130
Granted	(2,118,049)	2,118,049	8.26
Exercised	—	(634,204)	2.23
Repurchased	9,422	—	1.67
RSUs granted, net of cancellations/forfeitures	(75,778)	—
Cancelled/forfeited	173,745	(173,745)	4.04

Balance as of June 30, 2013 (unaudited)	3,419,575	7,891,581	4.62	8.24	$159,766

Exercisable as of December 31, 2011		4,096,373	1.92	8.80	$9,485

Vested and expected to vest as of December 31, 2011		3,813,963	1.85	6.28	$9,097

Exercisable as of December 31, 2012		6,108,872	3.16	8.04	$10,886

Vested and expected to vest as of December 31, 2012		5,910,677	3.12	7.97	$10,825

Exercisable as of June 30, 2013 (unaudited)		7,601,787	4.61	8.76	$153,989

Vested and expected to vest as of June 30, 2013 (unaudited)		7,122,508	$4.45	8.14	$145,419

          During 2011 and 2012, the Board of Directors increased the number of shares of common stock reserved for issuance under the 2006 Plan by 3,637,323 shares to a total of 9,434,548 shares. During the six months ended June 30, 2013 (unaudited), the Board of Directors increased the number of shares of common stock reserved for issuance under the Plans by a further 4,502,130 shares to a total of 13,936,678 shares. At December 31, 2011, 2012 and June 30, 2013 (unaudited), there were 1,776,912, 928,105 and 3,419,575 shares, respectively, available for grant under the Plans.

          Option awards generally vest over a four year period, with 25% vesting after one year from date of grant and monthly thereafter. Stock options granted under our 2006 Plan provided employee option holders with an early exercise provision, where in the event of termination any unvested shares purchased are subject to repurchase by the Company at the original purchase price. This right of repurchase lapses as the option vests. The options exercisable as of December 31, 2011, 2012 and June 30, 2013 include options that are exercisable prior to vesting.

          The weighted average grant date fair value of options granted during the years ended December 31, 2010, 2011, 2012 and the six months ended June 30, 2012 (unaudited) and 2013 (unaudited) was $0.86, $1.77, $2.69, $2.59 and $4.44, respectively. Aggregate intrinsic value represents the difference between the estimated fair value of the underlying common stock and the exercise price of outstanding, in-the-money options. The total intrinsic value of options exercised was $99,000, $567,000, $948,000 and $4,855,000 for the years ended December 31, 2010, 2011, 2012 and the six months ended June 30, 2013 (unaudited), respectively. The total estimated grant date fair value of options vested during the years ended December 31, 2010, 2011, 2012 and the six months ended June 30, 2013 (unaudited) was $191,000, $740,000, $3,122,000 and $2,090,000, respectively.

          Additional information regarding options outstanding as of December 31, 2012 is as follows:

Range of Exercise Prices			Shares Outstanding	Weighted Average Remaining Contractual Term	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Exercise Price
$0.12	-	$0.74	555,600	5.80	$0.38	555,600	$0.38
1.50	-	1.50	733,619	7.36	1.50	632,074	1.50
2.38	-	2.38	1,678,864	6.71	2.38	1,677,251	2.38
2.74	-	2.88	369,760	8.36	2.78	369,760	2.78
4.24	-	4.24	810,749	9.12	4.24	648,915	4.24
4.56	-	4.56	1,468,949	9.33	4.56	1,261,332	4.56
4.74	-	4.74	744,250	9.59	4.74	744,250	4.74
4.90	-	4.94	153,754	9.48	4.94	153,754	4.94
5.44	-	5.44	63,456	7.76	5.44	63,456	5.44
9.24	-	9.24	2,480	6.65	9.24	2,480	9.24

0.12	-	9.24	6,581,481	8.08	3.21	6,108,872	3.16

          Additional information regarding options outstanding as of June 30, 2013 (unaudited) is as follows:

Range of Exercise Prices			Shares Outstanding	Weighted Average Remaining Contractual Term	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Exercise Price
$0.12	-	$1.50	979,239	6.55	$1.10	944,360	$1.09
2.38	-	2.38	1,456,758	6.17	2.38	1,456,758	2.38
2.74	-	4.24	1,063,088	8.47	3.81	968,752	3.77
4.56	-	4.56	1,432,700	8.85	4.56	1,290,871	4.56
4.74	-	4.94	843,840	9.10	4.77	843,840	4.77
5.44	-	5.44	59,884	7.67	5.44	59,884	5.44
7.42	-	7.42	1,693,249	9.61	7.42	1,693,249	7.42
9.24	-	9.24	2,480	6.16	9.24	2,480	9.24
12.00	-	12.00	341,593	9.83	12.00	341,593	12.00
17.66	-	17.66	18,750	9.96	17.66	—	—

0.12	-	17.66	7,891,581	8.24	4.62	7,601,787	4.61

Determining Fair Value of Stock Options

          The Company uses the Black-Scholes pricing model to determine the fair value of stock options. The fair value of each option grant is estimated on the date of the grant. The fair value of the common stock underlying the stock options has historically been determined by the Company's board of directors. Because there has been no public market for the Company's common stock, the board of directors has determined the fair value of the common stock at the time of the option grant by considering a number of objective and subjective factors including valuations of comparable companies, sales of convertible preferred stock to unrelated third parties, operating and financial performance, lack of liquidity of capital stock and general and industry-specific economic outlook, amongst other factors. The fair value of the underlying common stock shall be determined by the board of directors until such time that the Company's common stock is listed on an established stock exchange or national market system. The fair value of options granted is estimated on the date of grant using the Black-Scholes pricing model and the following assumptions for the periods presented:

	Year Ended December 31,			Six Months Ended June 30,
	2010	2011	2012	2012	2013
				(unaudited)
Expected term (in years)	6	6	6	6	6
Risk-free interest rate	2.18%	2.14%	1.02%	1.09%	0.86% - 1.375%
Expected volatility	66%	84%	65%	63% - 65%	57% - 58%
Expected dividend rate	0%	0%	0%	0%	0%

          The assumptions are based on the following for each of the years presented.

          Valuation Method — The Company estimates the fair value of its stock options using the Black-Scholes option-pricing model.

          Expected Term — The Company estimates the expected term consistent with the simplified method identified by the Securities and Exchange Commission (SEC). The Company elected to use the simplified method because of its limited history of stock option exercise activity and its stock options meet the criteria of the "plain-vanilla" options as defined by the SEC. The simplified method calculates the expected term as the average of the vesting and contractual terms of the award.

          Volatility — Since the Company has limited trading history by which to determine the volatility of its own common stock price, the expected volatility being used is derived from the historical stock volatilities of a representative industry peer group of comparable publicly listed companies over a period approximately equal to the expected term of the options.

          Risk Free Interest Rate — The risk free interest rate is based on U.S. Treasury zero coupon issues with remaining terms similar to the expected term on the options.

          Expected Dividend — The Company has never declared or paid any cash dividends and does not plan to pay cash dividends in the foreseeable future, and, therefore, used an expected dividend yield of zero in the valuation model.

          Forfeiture — The Company estimates forfeitures at the time of grant and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting forfeitures and records stock-based compensation expense only for those awards that are expected to vest. All stock-based payment awards are amortized on a straight-line basis over the requisite service periods of the awards, which are generally the vesting periods. If the Company's actual forfeiture rate is materially different from its estimate, the stock-based compensation expense could be significantly different from what the Company has recorded in the current period.

Restricted Stock Units

          During 2012 and the first six months of 2013, the Company granted RSUs to certain employees. RSUs are subject to a time-based vesting condition and some are also subject to a performance-based vesting condition, both of which must be satisfied before the RSUs are vested and settled for shares of common stock. The time-based vesting condition generally ranges from 2 to 4 years, and the performance-based vesting condition is satisfied upon the occurrence of a sale event or the completion of the Company's IPO. Stock-based compensation expense associated with the performance-based RSUs is recognized if the performance-based vesting condition is considered probable of achievement. Recognition of compensation expense for these performance-based RSUs commenced during the second quarter of 2013 upon the IPO of the Company, which satisfied the performance condition. For the six months ended June 30, 2013, the Company recognized approximately $1.1 million (unaudited) in stock based compensation associated with these RSUs. RSUs granted subsequent to the IPO are subject to a time-based vesting condition of 4 years.

          There was no RSU activity in 2010 or 2011. A summary of the Company's RSU activity and related information for 2012 and for the six months ended June 30, 2013 is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2011	—	$—	$—
Additional shares authorized	—	—	—
RSUs Granted	341,466	4.58	—
RSUs Vested	—	—	—
RSUs Repurchased	—	—	—
RSUs Cancelled/Forfeited	(13,000)	4.56

Balance as of December 31, 2012	328,466	4.58	2,437
RSUs Granted	75,778	15.10	—
RSUs Vested	(147,609)	4.56	—
RSUs Repurchased	—	—	—
RSUs Cancelled/Forfeited	—	—	—

Balance as of June 30, 2013 (unaudited)	256,635	7.70	$6,383

          The aggregate intrinsic value of RSUs outstanding at June 30, 2013 was approximately $6.4 million, using the Company's closing stock price of $24.87 per share as of June 30, 2013. (unaudited)

Employee Stock Purchase Plan (unaudited)

          The Board adopted, and the Company's stockholders approved, a 2013 Employee Stock Purchase Plan (ESPP). The ESPP became effective on May 1, 2013. The ESPP provides for annual increases in the number of shares available for issuance under the ESPP on the first day of each fiscal year beginning in fiscal 2014, equal to the lesser of:

  •
  1% of the outstanding shares of our common stock on the first day of such fiscal year;

  •
  650,000 shares; or

  •
  such other amount as may be determined by the Company's Board of Directors

          The ESPP allows eligible employees to purchase shares of our common stock at a discount through payroll deductions of up to 15% of their eligible compensation, at not less than 85% of the fair market value, as defined in the ESPP, subject to any plan limitations. A participant may purchase a maximum of 1,250 shares during an offering period. The offering period generally start on the first trading day on or after February 15th and August 15th of each year, except that the first offering period commenced on the first trading day following the effective date of the Company's registration statement. At June 30, 2013, 738,032 shares were available for issuance under the ESPP.

Determining Fair Value of Employee Stock Plan Purchase Rights

          The assumptions used to value employee stock purchase rights under the Black-Scholes model during the six months ended June 30, 2013 (unaudited) were as follows:

Expected term (in months)	9
Risk-free interest rate	0.11%
Expected volatility	42%
Expected dividend rate	0%

Stock Compensation Expense

          Stock-based compensation expense included in operating results amounted to approximately $319,000, $1,309,000, $2,972,000, $1,234,000 and $3,617,000 for the years ended December 31, 2010, 2011, 2012 and the six months ended June 30, 2012 (unaudited) and 2013 (unaudited), respectively.

          As of December 31, 2012 and June 30, 2013, total unrecognized compensation cost, adjusted for estimated forfeitures, was as follows:

	December 31, 2012		June 30, 2013
	Unrecognized Expense	Average Expected Recognition Period	Unrecognized Expense	Average Expected Recognition Period
	(in thousands)	(in years)	(in thousands)	(in years)
			(unaudited)
Stock options	$7,880	2.93	$13,384	2.88
Restricted stock units	1,505	(a)	1,200	1.69
Employee Stock Purchase Plan	—	—	948	0.64

Total unrecognized stock-based compensation expense	$9,385		$15,532

(a)
The Company will record an expense for the vested portion of the RSUs upon completion of a sale event or an IPO.

Net Loss per Share	6 Months Ended
Jun. 30, 2013
Net Loss per Share
Net Loss per Share

11. Net Loss per Share

          Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period, less the weighted-average unvested common stock subject to repurchase or forfeiture as they are not deemed to be issued for accounting purposes. Diluted net loss per share is computed by giving effect to all potential shares of common stock, including preferred stock, stock options, RSUs and employee stock purchase plan, to the extent they are dilutive.

          The following table sets forth the computation of the Company's basic and diluted net loss per share of common stock under the two-class method attributable to common stockholders during the years ended December 31, 2010, 2011, 2012 and the six months ended June 30, 2012 and 2013:

	Year ended December 31,			Six Months Ended June 30,
	2010	2011	2012	2012	2013
	(in thousands, except per share data)
				(unaudited)
Numerator:
Net loss	$(11,817)	$(22,606)	$(34,385)	$(16,583)	$(21,914)

Denominator:
Weighted-average common shares outstanding	2,338	2,489	2,934	2,797	11,725
Less: Weighted-average unvested common shares subject to repurchase or forfeiture	(366)	(215)	(128)	(142)	(253)

Weighted-average shares used in computing net loss per share of common stock, basic and diluted	1,972	2,274	2,806	2,655	11,472

Net loss per share of common stock, basic and diluted	$(5.99)	$(9.94)	$(12.26)	$(6.25)	$(1.91)

          The Company applied the two-class method to calculate its basic and diluted net loss per share of common stock, as its convertible preferred stock and common stock subject to repurchase are participating securities. The two-class method is an earnings allocation formula that treats a participating security as having rights to earnings that otherwise would have been available to common shareholders. However, the two-class method does not impact the net loss per share of common stock as the Company was in a loss position for each of the periods presented and preferred shareholders and holders of common stock subject to repurchase do not have to participate in losses.

          Additionally, since the Company was in a loss position for each of the periods presented, diluted net loss per share is the same as basic net loss per share for each periods as the inclusion of all potential common shares outstanding would have been anti-dilutive. Potentially dilutive securities that were excluded from the diluted per share calculation because they would have been antidilutive were as follows:

	Year Ended December 31,			Six Months Ended June 30,
	2010	2011	2012	2012	2013
				(unaudited)
Convertible preferred stock	21,245,808	25,033,684	25,876,142	25,876,142	—
Stock options to purchase common stock	2,350,977	4,587,344	6,581,481	6,372,867	7,891,581
Employee stock purchase plan	—	—	—	—	282,769
Common stock held in escrow	—	—	11,872	11,872	—
Common stock subject to repurchase	349,684	226,688	148,060	127,901	197,211
Restricted stock units	—	—	328,466	306,219	256,635

	23,946,469	29,847,716	32,946,021	32,695,001	8,628,196

Income Taxes	6 Months Ended
Jun. 30, 2013
Income Taxes
Income Taxes

12. Income Taxes

Income Tax Provision:

          Pretax loss was as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Loss before provision for income taxes:
Domestic	$(11,816)	$(20,295)	$(29,119)
Foreign	—	(2,305)	(5,247)

Total	$(11,816)	$(22,600)	$(34,366)

          The provision for income taxes consists of the following:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Current tax provision:
Federal	—	—	—
State	$1	$6	$3
Foreign	—	—	16

Total current tax provision	1	6	19
Deferred tax provision	—	—	—

Total provision for income taxes	$1	$6	$19

          The items accounting for the difference between income taxes computed at the federal statutory rate and the provision for income taxes consist of the following:

	Year Ended December 31,
	2010	2011	2012
Federal statutory rate	34.00%	34.00%	34.00%
Stock-based compensation	(0.42)	(0.86)	(1.54)
Valuation allowance	(38.66)	(31.06)	(26.85)
Foreign rate differential	0.00	(3.47)	(5.24)
Federal research and development credit	1.93	1.51	0.00
Other	3.15	(0.15)	(0.43)

Effective income tax rate	0.00%	(0.03)%	(0.06)%

          The provisions for income taxes for the six months ended June 30, 2013 (unaudited) and 2012 (unaudited) were approximately $37,000 and $3,000, respectively. The provision for income taxes consists primarily of state minimum taxes and foreign income taxes.

          For the six months ended June 30, 2013 (unaudited) and 2012 (unaudited), the provision for income taxes differed from the statutory amount primarily due to state and foreign taxes currently payable, and the Company realized no benefit for current year leases due to maintaining a full valuation allowance against the U.S. and foreign net deferred tax assets.

Deferred tax assets and liabilities:

          The components of deferred tax assets and liabilities are as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Deferred tax assets:
Accounts receivable principally due to allowance for doubtful accounts	$32	$90	$107
Compensated absences, principally due to accruals for financial reporting purposes	158	366	1,604
Net operating loss carryforwards	9,140	16,570	30,251
Federal tax credits	442	783	783
State tax credits	280	508	771
Other deductible temporary differences	213	487	521
Stock-based compensation	70	351	792
Deferred revenue	47	—	—

Total deferred tax assets	10,382	19,155	34,829
Deferred tax liabilities:
Capitalized software development	(164)	(98)	(37)
Acquired intangible assets	—	—	(964)

Total deferred tax liability	(164)	(98)	(1,001)
Valuation allowance	(10,218)	(19,057)	(33,828)

Net deferred taxes	$—	$—	$—

          The net valuation allowance increased by $8.8 million and $14.8 million for the years ended December 31, 2011 and 2012, respectively.

          As of December 31, 2011 and 2012, the Company's deferred tax assets (net of deferred tax liabilities and valuation allowance) was zero. The deferred tax assets consist primarily of the federal and state net operating loss and research and development credit carryforwards. Realization of deferred tax assets is dependent upon future taxable income, if any, the amount and timing of which are uncertain. In assessing the realizability of deferred tax assets, management determined that it is more likely than not that no deferred tax assets will be realized. Therefore, the Company has provided a full valuation allowance against these deferred tax assets at December 31, 2010, 2011, 2012 and June 30, 2013 (unaudited).

          The Company has not provided for withholding taxes on the undistributed earnings of its foreign subsidiaries because the Company intends to reinvest such earnings indefinitely. As of December 31, 2012, the cumulative amount of undistributed earnings considered permanently reinvested was not material.

          The Company had net operating loss carryforwards as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Federal	$23,958	$41,554	$73,491
California	21,592	40,278	68,906
Foreign	—	2,111	6,791

Total	$45,550	$83,943	$149,188

          Net operating loss carryforwards are available to offset future federal, California and foreign taxable income. Federal and California net operating loss carryforwards begin to expire in 2026 and 2016, respectively. Foreign net operating loss carryforwards do not expire.

          The Company had research and development credit carryforwards as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Federal	$442	$783	$783
California	424	770	1,169

Total	$866	$1,553	$1,952

          Federal and California research and development tax credit carryforwards are available to reduce future regular income taxes. Federal research and development credit carryforwards begin to expire in 2026. California research and development tax credit carryforwards do not expire.

          According to the American Taxpayer Relief Act of 2012 signed into law on January 3, 2013, the federal research credit, which was allowed to expire on January 1, 2012, was retroactively extended through 2013. The entire benefit for the retroactive extension (January 1 through December 31, 2012) will be reflected discretely in the first period which includes the January 3, 2013 enactment.

          The entire benefit of approximately $345,000 for the retroactive extension (January 1 - December 31, 2012) was recorded in the six months ended June 30, 2013 (unaudited). Concurrent with recording of the benefit, a valuation allowance was recorded in the same amount, resulting in a net financial impact of zero for the six months ended June 30, 2013 (unaudited).

          Federal and California laws impose restrictions on the utilization of net operating loss carryforwards and research and development credit carryforwards in the event of a change in ownership of the Company, which constitutes an "ownership change" as defined by Internal Revenue Code Sections 382 and 383. The Company experienced ownership changes in the past that do not materially impact the availability of its net operating losses and tax credits. The amounts reflected in the above tables reflect reduction of approximately $1.2 million of net operating losses and $8,000 of research and development credits as a result of previous ownership changes that the Company experienced. Nevertheless, should there be an ownership change in the future, the Company's ability to utilize existing carryforwards could be substantially restricted.

          Company files tax returns in the US, certain states, Ireland and Australia. All of the tax years, from the date of inception, are open for examination.

Uncertain Tax Positions

          The Company accounts for uncertainty in income taxes in accordance with ASC 740. Tax positions are evaluated in a two-step process. The Company first determines whether it is more likely than not that a tax position will be sustained upon examination by the tax authority, including resolutions of any related appeals or litigation processes, based on technical merit. If a tax position meets the more-likely-than-not recognition threshold it is then measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement.

          The Company has no unrecognized tax benefits in any of the periods presented.

          The Company does not expect any significant change in its unrecognized tax benefits during the next twelve months.

Segment Information and Information about Geographic Areas	6 Months Ended
Jun. 30, 2013
Segment Information and Information about Geographic Areas
Segment Information and Information about Geographic Areas

13. Segment Information and Information about Geographic Areas

          The accounting principles guiding disclosures about segments of an enterprise and related information establishes standards for the reporting by business enterprises of information about operating segments, products and services, geographic areas, and major customers. The method of determining which information is reported is based on the way that management organizes the operating segments within the Company for making operational decisions and assessments of financial performance. The Company's chief operating decision maker (the CODM) is considered to be the Company's chief executive officer (CEO). The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions and assessing financial performance. As such, the Company is determined to be operating in one business segment.

          All of the Company's principal operations and decision-making functions are located in the United States.

Revenue

          The following table set forth the Company's total revenue by geographic areas for the years ended December 31, 2010, 2011, 2012 and for the six months ended June 30, 2012 and 2013, as determined based on the billing address of the customer.

	Year Ended December 31,			Six Months Ended June 30,
	2010	2011	2012	2012	2013
	(in thousands)
				(unaudited)
United States	$12,551	$28,913	$50,910	$23,038	$36,275
EMEA	640	1,538	3,686	1,505	3,017
Other	841	1,941	3,817	1,596	2,948

Total	$14,032	$32,392	$58,413	$26,139	$42,240

          No customer accounted for more than 10% of our total revenue in 2010, 2011, 2012 and for the six months ended June 30, 2012 (unaudited) and 2013 (unaudited).

Long-lived Assets

          The following table set forth the Company's long-lived assets by geographic areas as of December 31, 2011, 2012 and June 30, 2013:

	December 31,		June 30, 2013
	2011	2012
	(in thousands)
			(unaudited)
United States	$1,199	$5,369	$10,679
EMEA	251	248	235
Other	—	—	4

Total	$1,450	$5,617	$10,918

Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events
Subsequent Events

14. Subsequent Events

2006 Stock Plan

          In February 2013, the Board of Directors and stockholders of the Company approved the amendment of the 2006 Stock Plan (2006 Plan) to increase the maximum number of shares of common stock authorized for issuance over the term of the 2006 Plan by 1,550,000 shares to 10,984,548 shares.

Reverse Stock Split

          On May 3, 2013, the Company effected a one-for-two reverse stock split of the Company's common stock and preferred stock. Upon the effectiveness of the reverse stock split, each two outstanding shares of common stock and each two outstanding shares of preferred stock, were exchanged into one share of common stock and one share of preferred stock, respectively. The reverse stock split also applied to any outstanding securities or rights convertible into, or exchangeable or exercisable for, common stock or preferred stock of the Company. Unless otherwise indicated, all share numbers, share prices and exercise prices (except shares authorized and par values) have been adjusted to reflect the stock split on a retroactive basis.

2013 Equity Incentive Plan

          On May 1, 2013, the Company adopted a 2013 Equity Incentive Plan (2013 Plan) which would become effective one business day prior to the effective date of the registration statement for the Company's initial public offering. A total of 2,952,130 shares of common stock is reserved for issuance pursuant to the 2013 Plan. The 2013 Plan provides for an annual increase in the number of shares available for issuance on the first day of each fiscal year beginning in 2014.

2013 Employee Stock Purchase Plan

          On May 1, 2013, the Company adopted a 2013 Employee Stock Purchase Plan (ESPP). A total of 738,032 shares of the Company's common stock is available for sale under the ESPP. The ESPP provides for annual increases in the number of shares available for issuance on the first day of each fiscal year beginning in fiscal 2014.

          We have evaluated subsequent events through May 6, 2013, the date on which these consolidated financial statements were issued.

The Company and Summary of Significant Accounting Policies and Estimates (Policies)	6 Months Ended
Jun. 30, 2013
The Company and Summary of Significant Accounting Policies and Estimates
Principles of Consolidation

Principles of Consolidation

          The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the U.S. and include the consolidated accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Such management estimates and assumptions include the estimated selling price for the various elements in our customer contracts, the allowance for doubtful accounts, amounts collectible for sales tax, the fair value of common stock, stock-based compensation expense, useful lives of intangible assets and the valuation of deferred tax assets. Actual results could differ materially from those estimates, and such differences could be material to the financial statements and affect the results of operations reported in future periods.

Foreign Currency Translation

Foreign Currency Translation

          The functional currency of the Company's foreign subsidiaries is their respective local currency. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the exchange rates in effect at the balance sheet dates, with the resulting translation adjustments directly recorded to a separate component of accumulated other comprehensive income. Income and expense accounts are translated at average exchange rates during the year. Foreign currency remeasurement and transaction gains and losses are recorded in other income (expense), net. The Company recognized net foreign currency losses of $0, $0.1 million, $0.1 million, $10,000 and $0.1 million during the years ended December 31, 2010, 2011, 2012 and for the six months ended June 30, 2012 (unaudited) and 2013 (unaudited), respectively. The effect of foreign currency exchange rates on cash and cash equivalents was not material for any of the periods presented.

Unaudited Interim Financial Information

Unaudited Interim Financial Information

          The accompanying interim consolidated balance sheet as of June 30, 2013, the consolidated interim statements of operations and comprehensive loss and cash flows during the six months ended June 30, 2012 and 2013 and the interim consolidated statements of stockholders' equity during the six months ended June 30, 2013 are unaudited. The unaudited interim consolidated financial statements have been prepared on a basis consistent with the annual consolidated financial statements and, in the opinion of management, reflect all adjustments necessary to present fairly the Company's consolidated financial position as of June 30, 2013 and its consolidated statements of operations and comprehensive loss and cash flows during the six months ended June 30, 2012 and 2013. The financial data and other financial information disclosed in these notes to the consolidated financial statements related to the six months ended June 30, 2012 and 2013 are also unaudited.

Segments

Segments

          The Company's chief operating decision maker is its Chief Executive Officer (CEO), who reviews financial information presented on a consolidated basis, accompanied by information about revenue by geographic region. Accordingly, the Company has determined that it has a single reportable segment.

Cash and Cash Equivalents

Cash and Cash Equivalents

          The Company considers all highly liquid investments purchased with original maturity of three months or less to be cash equivalents. Cash equivalents were $63.6 million, $42.5 million and $117.5 million as of December 31, 2011, 2012 and June 30, 2013 (unaudited), respectively, consisting primarily of money market funds.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

          Trade accounts receivable are carried at the original invoiced amount less an allowance made for doubtful accounts. The Company maintains an allowance for doubtful accounts based on the probability of future collection. When management becomes aware of circumstances that may decrease the likelihood of collection, it records a specific allowance against amounts due, which reduces the net receivable to the amount that management reasonably believes will be collected. For all other customers, management determines the adequacy of the allowance based on historical loss patterns, the number of days that billings are past due and an evaluation of the potential risk of loss associated with specific accounts. The Company reviews its allowance for doubtful accounts monthly and writes off receivable balances that are deemed to be uncollectible. Increases in the allowance are recorded in general and administrative expense in the period incurred. The Company does not have any off balance sheet credit exposure related to its customers.

          Below is a summary of the changes in allowance for doubtful accounts for 2011, 2012 and the six months ended June 30, 2013 (in thousands):

	Balance at Beginning of Period	Provision, net of Recoveries	Write-offs	Balance at End of Period
Year ended December 31, 2010	$110	$206	$(234)	$82
Year ended December 31, 2011	82	321	(178)	225
Year ended December 31, 2012	225	362	(251)	336
Six months ended June 30, 2013 (unaudited)	336	274	(252)	358

Property and Equipment

Property and Equipment

          Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the asset, which is generally two to three years. Amortization of leasehold improvements is computed using the straight-line method over the shorter of the lease term or the estimated useful life of the asset or improvement. Depreciation and amortization begins when the asset is ready for its intended use. Cost of maintenance and repairs that do not improve or extend the lives of the respective assets are expensed as incurred.

Capitalized Software Development Costs

Capitalized Software Development Costs

          Costs incurred to develop the Company's cloud-based platform and applications consist of (a) certain external direct costs of materials and services incurred in developing or obtaining internal-use computer software and (b) payroll and payroll-related costs for employees who are directly associated with, and who devote time to, a given project. These costs generally consist of internal labor during configuration, coding and testing activities. Research and development costs incurred during the preliminary project stage or costs incurred for data conversion activities, training, maintenance and general and administrative or overhead costs are expensed as incurred. Capitalization begins when the preliminary project stage is complete, management with the relevant authority authorizes and commits to the funding of the software project, it is probable the project will be completed, and the software will be used to perform the functions intended and certain functional and quality standards have been met. Capitalized software development costs are amortized on a straight-line basis over the technology's estimated useful life, which is generally three years. No software development costs were capitalized during 2011 or 2012. Amortization expense during the years ended December 31, 2010, 2011, 2012 and the six months ended June 30, 2012 (unaudited) and 2013 (unaudited) was $192,000, $181,000, $143,000, $76,000 and $67,000, respectively.

          Costs incurred during the operating stage of the Company's software applications relating to upgrades and enhancements that resulted in added functionality are not capitalized because such upgrades and enhancements are essentially maintenance and, because upgrades and enhancements are provided frequently, do not have a useful life longer than one year. Costs that cannot be separated between maintenance of, and minor upgrades and enhancements to, internal-use software are expensed as incurred.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

          The Company records goodwill when the consideration paid in a purchase acquisition exceeds the fair value of the net tangible assets and the identified intangible assets acquired. Goodwill is not amortized, but rather is tested for impairment. The Company performs testing for impairment of goodwill at the end of each year, or as events occur or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The Company conducts a two-step test for impairment of goodwill. The first step of the test for goodwill impairment compares the fair value of the applicable reporting unit with its carrying value. If the fair value of a reporting unit is less than the reporting unit's carrying value, the Company will perform the second step of the test for impairment of goodwill. During the second step of the test for impairment of goodwill, the Company compares the implied fair value of the reporting unit's goodwill with the carrying value of that goodwill. If the carrying value of the goodwill exceeds the calculated implied fair value, the excess amount will be recognized as an impairment loss. The Company has determined that there is a single reporting unit for the purpose of goodwill impairment tests. Based on the above, the Company determined that its goodwill was not impaired at December 31, 2012.

          Other intangible assets, consisting of capitalized software development costs, developed technology, domain names, customer relationships and non-compete agreements, are stated at cost less accumulated amortization. All other intangible assets have been determined to have definite lives and are amortized on a straight-line basis over their estimated remaining economic lives, ranging from one to eight and one-half years. Amortization expense related to capitalized software development costs and developed technology is included in research and development expense. Amortization expense related to customer relationships and non-compete agreements is included in sales and marketing expense. Amortization expense related to domain names is included in general and administrative expense.

Long-Lived Assets

Long-Lived Assets

          The Company continually monitors events and changes in circumstances that could indicate that carrying amounts of its long-lived assets, including property and equipment and identifiable intangible assets, may not be recoverable. When such events or changes in circumstances occur, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through their undiscounted expected future cash flow. If the future undiscounted cash flow is less than the carrying amount of these assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. The Company did not recognize impairment charges on its long-lived assets during any of the periods presented.

Concentration of Credit Risk and Significant Customers

Concentration of Credit Risk and Significant Customers

          The Company's financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents and trade accounts receivable. Although the Company deposits it cash with multiple financial institutions, its deposits exceed federally insured limits. The Company generally does not require collateral from its customers and generally requires payment 30 days from the invoice date. The Company's accounts receivable are derived from revenue earned from customers located primarily in North America and Europe. The Company periodically evaluates the collectability of its accounts receivable and provides an allowance for potential credit losses as necessary, based on the age of the receivable and collection experience.

          No single customer accounted for more than 10% of accounts receivable as of December 31, 2011, 2012 and June 30, 2013 (unaudited). No single customer accounted for 10% or more of total revenue during the years ended December 31, 2010, 2011 or 2012 and for the six months ended June 30, 2012 (unaudited) and 2013 (unaudited).

Revenue Recognition

Revenue Recognition

          The Company derives its revenue from two sources:

            (1)     Subscription and support revenue. Subscription and support revenue consists of subscription fees from customers accessing the Company's cloud-based software platform and applications, as well as related customer support services; and

            (2)     Professional services and other revenue. Professional services and other revenue consists of fees associated with providing expert services that educate and assist the Company's customers on the best use of the Company's solutions as well as assist in the implementation of the Company's solution.

          Revenue recognition commences when all of the following conditions are met:

  •
  Persuasive evidence of an arrangement exists;

  •
  Delivery or performance has occurred;

  •
  Fees are fixed or determinable; and

  •
  Collectability is reasonably assured.

          In the majority of instances, revenue from new customers is generated under sales agreements with multiple elements, comprised of subscription and support fees from customers accessing the Company's cloud-based platform and applications and professional consultation services. The Company evaluates each element in a multiple-element arrangement to determine whether it represents a separate unit of accounting. An element constitutes a separate unit of accounting when the delivered item has stand-alone value and delivery of the undelivered element is probable and within the Company's control. Subscription and support have stand-alone value because they are routinely sold separately by the Company. Most of the professional services have stand-alone value because the Company has sold professional services separately, and there are several third party vendors that routinely provide similar professional services to the Company's customers on a stand-alone basis. Prior to the fourth quarter of 2011, some of the Company's professional services did not have stand-alone value because they were sold together with the subscription and support services. As such revenue was recognized ratably over the related subscription period, not to exceed billings amounts.

          In October 2009, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2009-13, Revenue Recognition (Topic 605): Multiple Deliverable Revenue Arrangements — a consensus of the FASB Emerging Issues Task Force (ASU 2009-13), which amended the previous multiple deliverable arrangements' accounting guidance. ASU 2009-13 amended the accounting standards for multiple-element revenue arrangements to:

          Provide updated guidance on whether multiple deliverables exist, how the elements in an arrangement should be separated, and how the consideration should be allocated;

          Require an entity to allocate revenue in an arrangement using estimated selling prices (ESP) of each element if a vendor does not have vendor specific objective evidence of selling price (VSOE) or third party evidence of selling price (TPE); and

          Eliminate the use of the residual method and require a vendor to allocate revenue using the relative selling price method, which eliminated the requirement to have VSOE of fair value on undelivered elements for revenue recognition.

          The Company adopted this accounting guidance prospectively beginning January 1, 2011, for applicable arrangements entered into or materially modified on or after January 1, 2011 (the beginning of the Company's fiscal year).

          Prior to the adoption of ASU 2009-13, the Company was not able to establish VSOE of fair value for the undelivered elements, which in most instances was subscription and support services. As a result, the Company typically recognized subscription, support and professional services revenue ratably over the subscription and support contract period and presented subscription and support revenue and professional services revenue in the consolidated statements of operations and comprehensive loss based on the respective contractual prices.

          As a result of the adoption of ASU 2009-13, the Company allocates total arrangement fees to each element in a multiple-element arrangement based on the relative selling price hierarchy of each element unless the fee allocated to the subscription and support under this method is less than the fee subject to refund if the performance conditions are not met. In these instances, since the professional services are generally completed prior to completion of the subscription and support, the allocation of the fee for subscription and support is at least equal to the contractual amounts subject to the performance condition.

          The relative selling price hierarchy consists of the following: Selling price for a deliverable is based on its 1) VSOE, if available, 2) TPE, if VSOE is not available, or 3) ESP, if neither VSOE nor TPE is available. Because the Company has been unable to establish VSOE or TPE for the elements of its arrangements, the Company establishes the ESP for each element primarily by considering the median of actual sales prices of each type of subscription and support sold and the weighted average of actual sales prices of professional services sold. For subscription and support arrangements, management considered other factors such as database sizes, pricing practices and market considerations.

          Subscription and support revenue is recognized commencing upon delivery of the Company's cloud-based services, which is the date a new subscription is provisioned and made available to a new customer, or new or expanded capabilities are provisioned and added to an existing subscription, provided that all of the other revenue recognition criteria are first met, referred to as the "Commencement Date". Subscription and support revenue is recognized from the Commencement Date ratably thereafter over the remaining contractual term, which is generally three to 36 months. Amounts that have been invoiced are recorded in accounts receivable and in deferred revenue or revenue, depending on whether the revenue recognition criteria have been met.

          Professional services and other have stand-alone value from the related subscription services. The majority of the Company's professional services contracts are offered on a time and material basis. When these services are not combined with subscription and support revenue in a multiple-element arrangement, services revenue is recognized as the services are rendered. In 2010 and 2011, the Company's professional services also consisted of a small number of fixed price contracts, where revenue is recognized on a proportional performance method, based on input measures, which include making reasonably dependable estimates of the total effort to complete the project. Certain standard and non-standard professional service arrangements include customer acceptance provisions. Services provided under arrangements that include customer acceptance provisions are typically provided on a time and material basis, and the revenue is deferred and recognized upon customer acceptance of the service deliverable.

          The Company's professional services also consist of short-term implementation services, which are offered at a flat fee. The enablement services teams assist customers with standard adoption procedures for the Company's platform. Because such enablement services typically are completed within a short period (usually one to ten days), the Company recognizes revenue from this service upon completion. The implementation services consist of short-term (usually spanning approximately 90 days) "use it or lose it", services to assist customers with standard implementation and to implement the customer's first marketing campaign which are offered at a flat fee. Such flat fees are recognized ratably over the 90 day period.

          Education revenue is recognized after the services are performed.

          The Company's time and material and fixed price professional service contracts are generally delivered within one year from the date of the arrangement.

          The Company has established processes to determine ESP, allocate revenue in multiple-element arrangements using ESP, and make reasonably dependable estimates of the proportional performance method for professional services. Had the Company not adopted ASU 2009-13 effective January 1, 2011, and recognized all arrangements ratably, the Company's revenue for the year ended December 31, 2011 would have been lower by approximately $453,000.

          At December 31, 2011, the Company's deferred professional services under the previous accounting guidance were not significant.

          Sales and other taxes collected from customers to be remitted to government authorities are excluded from revenue.

Cost of Revenue

Cost of Revenue

          Cost of subscriptions, support, professional services and other revenue are expensed as incurred. Cost of subscription and support revenue primarily consists of expenses related to hosting the Company's service and providing support to the Company's customers. These expenses are comprised of data center operations costs and personnel and related costs directly associated with the Company's cloud infrastructure, customer support and customer success organizations, including salaries, benefits, bonuses and stock-based compensation, as well as allocated overhead. Overhead associated with facilities and depreciation, excluding depreciation related to the Company's data center infrastructure, is allocated to cost of revenue and operating expenses based on headcount. Cost of professional services and other revenue consists primarily of personnel and related costs directly associated with the Company's professional services and training organizations, including salaries, benefits, bonuses and stock-based compensation, the costs of sub-contracted third-party vendors, as well as allocated overhead.

          The Company revised its 2011 cost of revenue to correctly classify $783,000 of costs from cost of professional services revenue and other to cost of subscription and support revenue.

Deferred Revenue

Deferred Revenue

          Deferred revenue consists of billings or payments received in advance of revenue recognition and are recognized as the revenue recognition criteria are met. The Company generally invoices its customers annually or in quarterly installments payable in advance. Accordingly, the deferred revenue balance does not represent the total contract value of annual or multi-year, noncancelable arrangements. The current portion of deferred revenue represents the amount that is expected to be recognized as revenue within one year from the balance sheet date. In all of the years presented, the Company did not have any long-term deferred revenue.

Commissions

Commissions

          Sales and marketing commissions are recognized as an expense generally at the time the customer order is signed. Substantially all of the effort by the sales and marketing organization is expended through the time of closing the sale with limited or no involvement thereafter. Commissions paid are subject to clawback by the Company in the event the customer fails to make payment on the agreement.

Warranties and Indemnification

Warranties and Indemnification

          The Company's cloud-based software platform and applications are typically warranted to perform in a manner consistent with general industry standards that are reasonably applicable and materially in accordance with the Company's on-line help documentation under normal use and circumstances.

          The Company includes service level commitments to its customers warranting certain levels of uptime reliability and performance and permitting those customers to receive credits in the event that the Company fails to meet those levels. To date, the Company has not incurred any material costs as a result of such commitments and has not accrued any liabilities related to such obligations in the accompanying consolidated financial statements.

          The Company's arrangements include provisions indemnifying customers against liabilities if the Company's products infringe a third-party's intellectual property rights. The Company has not incurred any costs as a result of such indemnification and has not accrued any liabilities related to such obligations in the accompanying consolidated financial statements.

          The Company has also agreed to indemnify its directors and executive officers for costs associated with any fees, expenses, judgments, fines and settlement amounts incurred by any of those persons in any action or proceeding to which any of those persons is, or is threatened to be, made a party by reason of the person's service as a director or officer, including any action by the Company, arising out of that person's services as the Company's director or officer or that person's services provided to any other company or enterprise at the Company's request. The Company maintains director and officer insurance coverage that may enable the Company to recover a portion of any future indemnification amounts paid.

Advertising Costs

Advertising Costs

          Advertising costs are expensed as incurred. For the years ended December 31, 2010, 2011 and 2012 advertising expenses were $637,000, $1.0 million and $1.2 million, respectively. For the six months ended June 30, 2012 (unaudited) and 2013 (unaudited), advertising expenses were $0.6 million and $0.7 million, respectively.

Stock-Based Compensation

Stock-Based Compensation

          The Company uses the fair value method for recording stock-based compensation. Share-based compensation cost for stock options is estimated at the grant date based on each option's fair-value as calculated by the Black-Scholes option-pricing model. The Company recognizes compensation cost for stock option grants on a straight-line basis over the requisite service period for the entire award.

          Stock-based compensation cost for restricted stock units (RSUs) is measured based on the fair value of the underlying shares on the date of grant. RSUs are subject to a time-based vesting condition and some are also subject to a performance-based vesting condition, both of which must be satisfied before the RSUs are vested and settled for shares of common stock. The time-based vesting condition generally ranges from 2 to 4 years, and the performance-based vesting condition is satisfied upon the occurrence of a sale event or the completion of the Company's initial public offering. No expense related to these awards will be recognized unless the performance condition is satisfied. RSUs which have met the time-based vesting condition do not cancel when service to the Company is terminated; however, these shares will not vest until the performance-based vesting condition is met. RSUs that have not satisfied the time-based vesting condition as of termination of employment are automatically forfeited. The RSUs will expire 7 years from the grant date if not previously settled for shares of common stock.

Income Taxes

Income Taxes

          The provision for income taxes is computed using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates that apply to taxable income in effect for the years in which those tax assets are expected to be realized or settled. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

          Compliance with income tax regulations requires the Company to make decisions relating to the transfer pricing of revenue and expenses between each of its legal entities that are located in several countries. The Company's determinations include many decisions based on management's knowledge of the underlying assets of the business, the legal ownership of these assets, and the ultimate transactions conducted with customers and other third parties. The calculation of the Company's tax liabilities involves dealing with uncertainties in the application of complex tax regulations in multiple tax jurisdictions. The Company may be periodically reviewed by domestic and foreign tax authorities regarding the amount of taxes due. These reviews may include questions regarding the timing and amount of deductions and the allocation of income among various tax jurisdictions. In evaluating the exposure associated with various filing positions, the Company records estimated reserves when it is more likely than not that an uncertain tax position will not be sustained upon examination by a taxing authority. Such estimates are subject to change. See Note 12, "Income Taxes".

Net Loss per Share Attributable to Common Stockholders

Net Loss per Share Attributable to Common Stockholders

          Basic and diluted net loss per share of common stock is presented in conformity with the two-class method required for participating securities. Holders of Series A, B, C, D, E, F and G convertible preferred stock were each entitled to receive noncumulative dividends out of any funds legally available, when, as and if declared by the board of directors, payable prior and in preference to any dividends on any shares of the Company's common stock. The dividend rates for Series A, B, C, D, E, F and G convertible preferred stock were $0.08, $0.12, $0.20, $0.379, $0.5326, $1.056, and $1.168 per share, respectively. In the event a dividend is paid to common stockholders, the holders of the Series A, B, C, D, E, F and G convertible preferred stock were entitled to a proportionate share of any such dividends as if they were holders of common stock (on an as-if converted basis).

          Under the two-class method, net income (loss) attributable to common stockholders is determined by allocating undistributed earnings, calculated as net income less current period convertible preferred stock non-cumulative dividends, between common stock and preferred stock. In computing diluted net income (loss) attributable to common stockholders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities. Basic net income (loss) per share of common stock is computed by dividing the net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding during the period. Unvested common shares resulting from the early exercises of stock options are excluded from the calculation of the weighted average common shares until they vest as they are subject to repurchase until they are vested. Those shares are added to the calculation of the weighted average common shares outstanding as they vest. Diluted net income per share attributable to common stockholders is computed by dividing net income attributable to common stockholders by the weighted average number of common shares outstanding, including potential dilutive common shares assuming the dilutive effect of potential common shares for the period determined using the treasury stock method. For purposes of this calculation, convertible preferred stock, options to purchase common stock and restricted stock units are considered to be potential dilutive common shares, but have been excluded from the calculation of diluted net loss per share of common stock as their effect is antidilutive for all periods presented. Holders of convertible preferred stock and holders of stock subject to repurchase did not have a contractual obligation to share in the losses of the Company.

          Given the Company is in a loss position for all the periods presented, the Company has not allocated losses to any series of convertible preferred stock.

The Company and Summary of Significant Accounting Policies and Estimates (Tables)	6 Months Ended
Jun. 30, 2013
The Company and Summary of Significant Accounting Policies and Estimates
Schedule of changes in allowance for doubtful accounts

 Below is a summary of the changes in allowance for doubtful accounts for 2011, 2012 and the six months ended June 30, 2013 (in thousands):

	Balance at Beginning of Period	Provision, net of Recoveries	Write-offs	Balance at End of Period
Year ended December 31, 2010	$110	$206	$(234)	$82
Year ended December 31, 2011	82	321	(178)	225
Year ended December 31, 2012	225	362	(251)	336
Six months ended June 30, 2013 (unaudited)	336	274	(252)	358

Acquisition (Tables)	6 Months Ended
Jun. 30, 2013
Acquisition
Schedule of total purchase price allocated to the net assets acquired based upon fair values

The total purchase price was allocated to the net assets acquired based upon their fair values as of April 17, 2012 as set forth below.The amounts are in thousands.

Net tangible assets acquired	$481
Intangible assets:
Developed technology	1,300
Domain names	700
Customer relationships	900
Non-compete agreements	130
Goodwill	9,537

Total purchase price	$13,048

Schedule of components of identifiable intangible assets acquired in connection with acquisition

Each component of identifiable intangible assets acquired in connection with the above acquisition as of December 31, 2012 are as follows (dollar amounts in thousands):

	Estimated Fair Value	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Useful Life (in years)
Developed technology	$1,300	$205	$1,095	4.8
Domain names	700	71	629	6.3
Customer relationships	900	75	825	7.8
Non-compete agreements	130	46	84	1.3

	$3,030	$397	$2,633

Schedule of expected future amortization expense for purchased intangible assets

As of December 31, 2012, the expected future amortization expense for purchased intangible assets for each of the Company's years ending is as follows (amounts in thousands):

Amount
2013	$500
2014	454
2015	435
2016	435
2017	385
2018 and beyond	424

$2,633

Goodwill and Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets
Schedule of goodwill and intangible assets, including those acquired in connection with the acquisition

Goodwill and intangible assets, including those acquired in connection with the above acquisition, consisted of the following as of December 31, 2011, 2012 and June 30, 2013 (unaudited) (in thousands):

	December 31, 2011	Weighted Average Remaining Useful Life (in years)	December 31, 2012	Weighted Average Remaining Useful Life (in years)	June 30, 2013	Weighted Average Remaining Useful Life (in years)
Developed technology	$—	—	$1,300	4.8	$1,300	4.3
Domain names	—	—	700	6.3	700	5.8
Customer relationships	—	—	900	7.8	900	7.3
Non-compete agreements	—	—	130	1.3	130	0.8
Capitalized software development costs	877	1.7	877	0.8	1,105	1.3

	877		3,907		4,135
Less accumulated amortization	(633)		(1,173)		(1,490)

Intangible assets, net	244		2,734		2,645
Goodwill	—		9,537		9,537

Goodwill and intangible assets, net	$244		$12,271		$12,182

Schedule of total future expected amortization

    As of December 31, 2012, total future expected amortization is as follows for the following years ending December 31 (in thousands):

	Developed Technology	Domain Names	Customer Relationships	Non-compete Agreements	Capitalized Software Development Costs
2013	$229	$100	$106	$65	$101
2014	229	100	106	19	—
2015	229	100	106	—	—
2016	229	100	106	—	—
2017	179	100	106	—	—
2018 and beyond	—	129	295	—	—

	$1,095	$629	$825	$84	$101

          As of June 30, 2013, total future expected amortization is as follows for the remainder of 2013 and the subsequent years ending December 31 (in thousands, unaudited):

	Developed Technology	Domain Names	Customer Relationships	Non-compete Agreements	Capitalized Software Development Costs
2013 (6 months)	$114	$50	$53	$32	$99
2014	229	100	106	19	152
2015	229	100	106	—	10
2016	229	100	106	—	—
2017	181	100	106	—	—
2018 and beyond	—	129	295	—	—

	$982	$579	$772	$51	$261

Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value of Financial Instruments
Schedule of financial assets stated at fair value on a recurring basis

The fair value of these financial assets was determined using the following inputs as of December 31, 2011, 2012 and June 30, 2013:

	December 31, 2011			December 31, 2012
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(in thousands)
Money market funds	$63,616	$—	$—	$42,446	$—	$—
Certificate of deposit	25	—	—	25	—	—

Total	$63,641	$—	$—	$42,471	$—	$—

	June 30, 2013
	Level 1	Level 2	Level 3
	(in thousands, unaudited)
Money market funds	$117,451	$—	$—
Certificate of deposit	25

Total	$117,476	$—	$—

Balance Sheet Components (Tables)	6 Months Ended
Jun. 30, 2013
Balance Sheet Components
Schedule of cash and cash equivalents

  Cash and cash equivalents consist of the following:

	December 31,
			June 30, 2013
	2011	2012
	(in thousands)
			(unaudited)
Cash	$3,759	$1,776	$4,406
Cash equivalents
Money market funds	63,616	42,446	117,451
Certificate of deposit	25	25	25

	63,641	42,471	117,476

Total	$67,400	$44,247	$121,882

Schedule of property and equipment, net

  Property and equipment, net consists of the following:

	December 31,
			June 30, 2013
	2011	2012
	(in thousands)
			(unaudited)
Computer equipment	$549	$4,385	$7,173
Software	795	788	1,130
Office furniture	343	803	1,168
Leasehold improvements	459	986	2,451
Construction in progress	—	542	2,352

Total property and equipment	2,146	7,504	14,274
Less accumulated depreciation	(696)	(1,887)	(3,356)

Property and equipment, net	$1,450	$5,617	$10,918

Schedule of accrued expenses and other current liabilities

       Accrued expenses and other current liabilities are as follows:

	December 31,
			June 30, 2013
	2011	2012
	(in thousands)
			(unaudited)
Accrued bonuses, commissions and wages	$1,715	$4,737	$6,022
Accrued vacation	936	1,502	1,958
Liability payable for unvested stock options exercises	271	523	777
Accrued legal, consulting and audit fees	343	282	664
Liability for employee stock purchase plan	—	—	506
Accrued sales taxes	348	543	485
Accrued marketing expenses	199	395	1,251
Accrued other	654	963	1,389

Total	$4,466	$8,945	$13,052

Schedule of changes in accumulated other comprehensive income

 Changes in accumulated other comprehensive income are as follows:

	Foreign Currency Items	Total
	(in thousands, unaudited)
Beginning balance at January 1, 2013	$145	$145
Other comprehensive income before reclassfications	12	12
Amounts reclassified from accumulated other comprehensive income	—	—

Ending balance at June 30, 2013 (unaudited)	$157	$157

Credit Facility (Tables)	6 Months Ended
Jun. 30, 2013
Original Line of Credit
Line of credit
Schedule of contractual future repayments in relation to line of credit

As of June 30, 2013, contractual future repayments in relation to the Original Line of Credit and New Line of Credit are as follows for the remainder of 2013 and the subsequent years ending December 31:

	Principal	Interest	Total
	(in thousands, unaudited)
2013 (6 months)	$466	$126	$592
2014	1,926	217	2,143
2015	2,257	130	2,387
2016	1,693	43	1,736
2017	271	2	273
2018 and beyond	—	—	—

Total	$6,613	$518	$7,131

Line of Credit
Line of credit
Schedule of contractual future repayments in relation to line of credit

Contractual future repayments in relation to the Original Line of Credit as of December 31, 2012 are as follows for the year ending December 31:

	Principal	Interest	Total
	(in thousands)
2013	$582	$137	$719
2014	1,188	102	1,290
2015	1,238	53	1,291
2016	632	9	641
2017 and beyond	—	—	—

Total	$3,640	$301	$3,941

Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies
Schedule of future minimum operating lease payments

 As of December 31, 2012, the Company had no capital leases. As of December 31, 2012, future minimum operating lease payments are as follows for the year ending December 31 (in thousands):

2013	$2,367
2014	2,765
2015	3,014
2016	2,072
2017 and beyond	—

Total	$10,218

Convertible Preferred Stock (Tables)	6 Months Ended
Jun. 30, 2013
Convertible Preferred Stock
Summary of convertible preferred stock authorized and issued and outstanding

   The following table summarizes convertible preferred stock authorized and issued and outstanding as of December 31, 2011:

	Shares Authorized	Shares Issued and Outstanding	Net Proceeds	Aggregate Liquidation Preference
			(in thousands)
Series A	10,970,000	5,485,000	$5,487	$5,485
Series B	14,492,754	7,246,376	9,946	10,000
Series C	5,296,950	2,648,474	6,543	6,600
Series D	4,220,603	2,110,300	9,971	10,000
Series E	7,511,318	3,755,658	24,940	25,000
Series F	7,575,758	3,787,876	49,934	50,000

Total	50,067,383	25,033,684	$106,821	$107,085

          The following table summarizes convertible preferred stock authorized and issued and outstanding as of December 31, 2012:

	Shares Authorized	Shares Issued and Outstanding	Net Proceeds	Aggregate Liquidation Preference
			(in thousands)
Series A	10,970,000	5,485,000	$5,487	$5,485
Series B	14,492,754	7,246,376	9,946	10,000
Series C	5,296,950	2,648,474	6,543	6,600
Series D	4,220,603	2,110,300	9,971	10,000
Series E	7,511,318	3,755,658	24,940	25,000
Series F	7,575,758	3,787,876	49,934	50,000
Series G	1,684,930	842,458	—	12,300

Total	51,752,313	25,876,142	$106,821	$119,385

Common Stock Reserved for Issuance (Tables)	6 Months Ended
Jun. 30, 2013
Common Stock Reserved for Issuance
Schedule of shares of common stock reserved for issuance

 As of December 31, 2010, 2011, 2012 and June 30, 2013, the Company had reserved shares of common stock, on an as-if-converted basis, for issuance as follows:

	December 31,
				June 30, 2013
	2010	2011	2012
				(unaudited)
Exercise of stock options to purchase common stock	2,350,977	4,587,344	6,581,481	7,891,581
Issuances of shares available under stock option plans	2,538,359	1,776,912	928,105	3,419,575
Vesting of restricted stock units	—	—	328,466	256,635
Employee stock purchase plan	—	—	—	738,032
Conversion of convertible preferred stock	21,245,808	25,033,684	25,876,142	—

	26,135,144	31,397,940	33,714,194	12,305,823

Stock Option Plans (Tables)	6 Months Ended
Jun. 30, 2013
Stock Option Plans
Summary of stock option activity

    A summary of the Company's stock option activity and related information for 2010, 2011, 2012 and for the six months ended June 30, 2013, is as follows:

	OPTIONS OUTSTANDING
	Shares Available for Grant	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2009	1,167,968	1,399,037	$0.41	5.48	$462
Additional shares authorized	2,574,053	—	—
Granted	(1,673,404)	1,673,404	1.47
Exercised	—	(346,722)	0.55
Repurchased	95,000	—	0.74
Cancelled/forfeited	374,742	(374,742)	0.75

Balance as of December 31, 2010	2,538,359	2,350,977	1.09	5.71	$3,042
Additional shares authorized	1,762,323	—	—
Granted	(3,167,658)	3,167,658	2.47
Exercised	—	(295,840)	1.57
Repurchased	8,437	—	0.22
Cancelled/forfeited	635,451	(635,451)	1.71

Balance as of December 31, 2011	1,776,912	4,587,344	1.92	6.30	$10,629
Additional shares authorized	1,875,000
Granted	(3,364,447)	3,364,447	4.53
Assumed grants	(89,405)	89,405	5.46
Exercised	—	(432,850)	2.12
Repurchased	31,646	—	2.10
RSUs granted, net of cancellations/forfeitures	(328,466)	—
Cancelled/forfeited	1,026,865	(1,026,865)	2.44

Balance as of December 31, 2012	928,105	6,581,481	3.21	8.08	$11,431
Additional shares authorized	4,502,130
Granted	(2,118,049)	2,118,049	8.26
Exercised	—	(634,204)	2.23
Repurchased	9,422	—	1.67
RSUs granted, net of cancellations/forfeitures	(75,778)	—
Cancelled/forfeited	173,745	(173,745)	4.04

Balance as of June 30, 2013 (unaudited)	3,419,575	7,891,581	4.62	8.24	$159,766

Exercisable as of December 31, 2011		4,096,373	1.92	8.80	$9,485

Vested and expected to vest as of December 31, 2011		3,813,963	1.85	6.28	$9,097

Exercisable as of December 31, 2012		6,108,872	3.16	8.04	$10,886

Vested and expected to vest as of December 31, 2012		5,910,677	3.12	7.97	$10,825

Exercisable as of June 30, 2013 (unaudited)		7,601,787	4.61	8.76	$153,989

Vested and expected to vest as of June 30, 2013 (unaudited)		7,122,508	$4.45	8.14	$145,419

Schedule of information regarding options outstanding

    Additional information regarding options outstanding as of December 31, 2012 is as follows:

Range of Exercise Prices			Shares Outstanding	Weighted Average Remaining Contractual Term	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Exercise Price
$0.12	-	$0.74	555,600	5.80	$0.38	555,600	$0.38
1.50	-	1.50	733,619	7.36	1.50	632,074	1.50
2.38	-	2.38	1,678,864	6.71	2.38	1,677,251	2.38
2.74	-	2.88	369,760	8.36	2.78	369,760	2.78
4.24	-	4.24	810,749	9.12	4.24	648,915	4.24
4.56	-	4.56	1,468,949	9.33	4.56	1,261,332	4.56
4.74	-	4.74	744,250	9.59	4.74	744,250	4.74
4.90	-	4.94	153,754	9.48	4.94	153,754	4.94
5.44	-	5.44	63,456	7.76	5.44	63,456	5.44
9.24	-	9.24	2,480	6.65	9.24	2,480	9.24

0.12	-	9.24	6,581,481	8.08	3.21	6,108,872	3.16

          Additional information regarding options outstanding as of June 30, 2013 (unaudited) is as follows:

Range of Exercise Prices			Shares Outstanding	Weighted Average Remaining Contractual Term	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Exercise Price
$0.12	-	$1.50	979,239	6.55	$1.10	944,360	$1.09
2.38	-	2.38	1,456,758	6.17	2.38	1,456,758	2.38
2.74	-	4.24	1,063,088	8.47	3.81	968,752	3.77
4.56	-	4.56	1,432,700	8.85	4.56	1,290,871	4.56
4.74	-	4.94	843,840	9.10	4.77	843,840	4.77
5.44	-	5.44	59,884	7.67	5.44	59,884	5.44
7.42	-	7.42	1,693,249	9.61	7.42	1,693,249	7.42
9.24	-	9.24	2,480	6.16	9.24	2,480	9.24
12.00	-	12.00	341,593	9.83	12.00	341,593	12.00
17.66	-	17.66	18,750	9.96	17.66	—	—

0.12	-	17.66	7,891,581	8.24	4.62	7,601,787	4.61

Schedule of assumptions used for estimation of fair value of options granted on the date of grant

The fair value of options granted is estimated on the date of grant using the Black-Scholes pricing model and the following assumptions for the periods presented:

	Year Ended December 31,			Six Months Ended June 30,
	2010	2011	2012	2012	2013
				(unaudited)
Expected term (in years)	6	6	6	6	6
Risk-free interest rate	2.18%	2.14%	1.02%	1.09%	0.86% - 1.375%
Expected volatility	66%	84%	65%	63% - 65%	57% - 58%
Expected dividend rate	0%	0%	0%	0%	0%

Summary of RSU activity

A summary of the Company's RSU activity and related information for 2012 and for the six months ended June 30, 2013 is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2011	—	$—	$—
Additional shares authorized	—	—	—
RSUs Granted	341,466	4.58	—
RSUs Vested	—	—	—
RSUs Repurchased	—	—	—
RSUs Cancelled/Forfeited	(13,000)	4.56

Balance as of December 31, 2012	328,466	4.58	2,437
RSUs Granted	75,778	15.10	—
RSUs Vested	(147,609)	4.56	—
RSUs Repurchased	—	—	—
RSUs Cancelled/Forfeited	—	—	—

Balance as of June 30, 2013 (unaudited)	256,635	7.70	$6,383

Schedule of assumptions used to value employee stock purchase rights under the Black-Scholes model

The assumptions used to value employee stock purchase rights under the Black-Scholes model during the six months ended June 30, 2013 (unaudited) were as follows:

Expected term (in months)	9
Risk-free interest rate	0.11%
Expected volatility	42%
Expected dividend rate	0%

Schedule of total unrecognized compensation cost, adjusted for estimated forfeitures

   As of December 31, 2012 and June 30, 2013, total unrecognized compensation cost, adjusted for estimated forfeitures, was as follows:

	December 31, 2012		June 30, 2013
	Unrecognized Expense	Average Expected Recognition Period	Unrecognized Expense	Average Expected Recognition Period
	(in thousands)	(in years)	(in thousands)	(in years)
			(unaudited)
Stock options	$7,880	2.93	$13,384	2.88
Restricted stock units	1,505	(a)	1,200	1.69
Employee Stock Purchase Plan	—	—	948	0.64

Total unrecognized stock-based compensation expense	$9,385		$15,532

(a)
The Company will record an expense for the vested portion of the RSUs upon completion of a sale event or an IPO.

Net Loss per Share (Tables)	6 Months Ended
Jun. 30, 2013
Net Loss per Share
Schedule of computation of basic and diluted net loss per share of common stock

 The following table sets forth the computation of the Company's basic and diluted net loss per share of common stock under the two-class method attributable to common stockholders during the years ended December 31, 2010, 2011, 2012 and the six months ended June 30, 2012 and 2013:

	Year ended December 31,			Six Months Ended June 30,
	2010	2011	2012	2012	2013
	(in thousands, except per share data)
				(unaudited)
Numerator:
Net loss	$(11,817)	$(22,606)	$(34,385)	$(16,583)	$(21,914)

Denominator:
Weighted-average common shares outstanding	2,338	2,489	2,934	2,797	11,725
Less: Weighted-average unvested common shares subject to repurchase or forfeiture	(366)	(215)	(128)	(142)	(253)

Weighted-average shares used in computing net loss per share of common stock, basic and diluted	1,972	2,274	2,806	2,655	11,472

Net loss per share of common stock, basic and diluted	$(5.99)	$(9.94)	$(12.26)	$(6.25)	$(1.91)

Schedule of potentially dilutive securities excluded from the diluted per share calculation

Potentially dilutive securities that were excluded from the diluted per share calculation because they would have been antidilutive were as follows:

	Year Ended December 31,			Six Months Ended June 30,
	2010	2011	2012	2012	2013
				(unaudited)
Convertible preferred stock	21,245,808	25,033,684	25,876,142	25,876,142	—
Stock options to purchase common stock	2,350,977	4,587,344	6,581,481	6,372,867	7,891,581
Employee stock purchase plan	—	—	—	—	282,769
Common stock held in escrow	—	—	11,872	11,872	—
Common stock subject to repurchase	349,684	226,688	148,060	127,901	197,211
Restricted stock units	—	—	328,466	306,219	256,635

	23,946,469	29,847,716	32,946,021	32,695,001	8,628,196

Income Taxes (Tables)	6 Months Ended
Jun. 30, 2013
Income Taxes
Schedule of pretax loss

 Pretax loss was as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Loss before provision for income taxes:
Domestic	$(11,816)	$(20,295)	$(29,119)
Foreign	—	(2,305)	(5,247)

Total	$(11,816)	$(22,600)	$(34,366)

Schedule of provision for income taxes

The provision for income taxes consists of the following:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Current tax provision:
Federal	—	—	—
State	$1	$6	$3
Foreign	—	—	16

Total current tax provision	1	6	19
Deferred tax provision	—	—	—

Total provision for income taxes	$1	$6	$19

Schedule of difference between income taxes computed at the federal statutory rate and the provision for income taxes

The items accounting for the difference between income taxes computed at the federal statutory rate and the provision for income taxes consist of the following:

	Year Ended December 31,
	2010	2011	2012
Federal statutory rate	34.00%	34.00%	34.00%
Stock-based compensation	(0.42)	(0.86)	(1.54)
Valuation allowance	(38.66)	(31.06)	(26.85)
Foreign rate differential	0.00	(3.47)	(5.24)
Federal research and development credit	1.93	1.51	0.00
Other	3.15	(0.15)	(0.43)

Effective income tax rate	0.00%	(0.03)%	(0.06)%

Schedule of components of deferred tax assets and liabilities

 The components of deferred tax assets and liabilities are as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Deferred tax assets:
Accounts receivable principally due to allowance for doubtful accounts	$32	$90	$107
Compensated absences, principally due to accruals for financial reporting purposes	158	366	1,604
Net operating loss carryforwards	9,140	16,570	30,251
Federal tax credits	442	783	783
State tax credits	280	508	771
Other deductible temporary differences	213	487	521
Stock-based compensation	70	351	792
Deferred revenue	47	—	—

Total deferred tax assets	10,382	19,155	34,829
Deferred tax liabilities:
Capitalized software development	(164)	(98)	(37)
Acquired intangible assets	—	—	(964)

Total deferred tax liability	(164)	(98)	(1,001)
Valuation allowance	(10,218)	(19,057)	(33,828)

Net deferred taxes	$—	$—	$—

Schedule of net operating loss carryforwards

 The Company had net operating loss carryforwards as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Federal	$23,958	$41,554	$73,491
California	21,592	40,278	68,906
Foreign	—	2,111	6,791

Total	$45,550	$83,943	$149,188

Schedule of research and development credit carryforwards

    The Company had research and development credit carryforwards as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Federal	$442	$783	$783
California	424	770	1,169

Total	$866	$1,553	$1,952

Segment Information and Information about Geographic Areas (Tables)	6 Months Ended
Jun. 30, 2013
Segment Information and Information about Geographic Areas
Schedule of total revenue by geographic areas

  The following table set forth the Company's total revenue by geographic areas for the years ended December 31, 2010, 2011, 2012 and for the six months ended June 30, 2012 and 2013, as determined based on the billing address of the customer.

	Year Ended December 31,			Six Months Ended June 30,
	2010	2011	2012	2012	2013
	(in thousands)
				(unaudited)
United States	$12,551	$28,913	$50,910	$23,038	$36,275
EMEA	640	1,538	3,686	1,505	3,017
Other	841	1,941	3,817	1,596	2,948

Total	$14,032	$32,392	$58,413	$26,139	$42,240

Schedule of long-lived assets by geographic areas

  The following table set forth the Company's long-lived assets by geographic areas as of December 31, 2011, 2012 and June 30, 2013:

	December 31,		June 30, 2013
	2011	2012
	(in thousands)
			(unaudited)
United States	$1,199	$5,369	$10,679
EMEA	251	248	235
Other	—	—	4

Total	$1,450	$5,617	$10,918

The Company and Summary of Significant Accounting Policies and Estimates (Details) (USD $)	0 Months Ended	6 Months Ended
	May 17, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Initial Public Offering
Shares of common stock sold	309,509
Aggregate proceeds from the IPO and concurrent private placement before deduction of offering expenses	$ 87,000,000
Offering expenses	$ 3,500,000	$ 3,453,000
Number of shares of common stock issued upon automatic conversion of convertible preferred stock	25,876,142
Common stock, shares issued		37,002,877	3,195,418	2,695,291
Common stock, shares outstanding		37,002,877	3,195,418	2,695,291
Initial public offering
Initial Public Offering
Shares of common stock sold	6,968,435
Share price (in dollars per share)	$ 13
Underwriters' option to purchase additional shares
Initial Public Offering
Shares of common stock sold	908,926
Share price (in dollars per share)	$ 13
Private Placement
Initial Public Offering
Shares of common stock sold	500,000
Share price (in dollars per share)	$ 13
Selling Stockholders'
Initial Public Offering
Shares of common stock sold	309,509
Share price (in dollars per share)	$ 13

The Company and Summary of Significant Accounting Policies and Estimates (Details 2) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Currency Translation
Net foreign currency losses	$ 100,000	$ 10,000	$ 100,000	$ 100,000	$ 0
Cash and Cash Equivalents
Cash equivalents	117,476,000		42,471,000	63,641,000
Changes in allowance for doubtful accounts
Balance at Beginning of Period	336,000	225,000	225,000	82,000	110,000
Provision, net of Recoveries	274,000		362,000	321,000	206,000
Write-offs	(252,000)		(251,000)	(178,000)	(234,000)
Balance at End of Period	$ 358,000		$ 336,000	$ 225,000	$ 82,000
Minimum
Property and Equipment
Estimated useful lives of the asset	2 years
Maximum
Property and Equipment
Estimated useful lives of the asset	3 years

The Company and Summary of Significant Accounting Policies and Estimates (Details 3) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Software Development Costs, Goodwill and Other Intangible Assets
Amortization expense	$ 317,000	$ 193,000	$ 540,000	$ 181,000	$ 192,000
Maximum
Capitalized Software Development Costs, Goodwill and Other Intangible Assets
Estimated useful life of intangible assets	8 years 6 months
Estimated useful life of upgrades and enhancements	1 year
Minimum
Capitalized Software Development Costs, Goodwill and Other Intangible Assets
Estimated useful life of intangible assets	1 year
Capitalized software development costs
Capitalized Software Development Costs, Goodwill and Other Intangible Assets
Estimated useful life of intangible assets	3 years		9 months 18 days	1 year 8 months 12 days
Software development costs capitalized			0	0
Amortization expense	$ 67,000	$ 76,000	$ 143,000	$ 181,000	$ 192,000

The Company and Summary of Significant Accounting Policies and Estimates (Details 4)	6 Months Ended
Jun. 30, 2013 item
Concentration of Credit Risk and Significant Customers
Term of credit from the invoice date	30 days
Revenue Recognition
Number of sources of revenue	2
Subscription and support services | Minimum
Revenue Recognition
Term over which revenue is recognized	3 months
Subscription and support services | Maximum
Revenue Recognition
Term over which revenue is recognized	36 months
Enablement services | Minimum
Revenue Recognition
Term of services	1 day
Enablement services | Maximum
Revenue Recognition
Term of services	10 days
Implementation services
Revenue Recognition
Term over which revenue is recognized	90 days

The Company and Summary of Significant Accounting Policies and Estimates (Details 5) (USD $)	12 Months Ended
Dec. 31, 2011
Cost of Revenue
Classification of costs from cost of professional services revenue and other to cost of subscription and support revenue	$ 783,000
Adjustment | Adoption of ASU 2009-13
Adoption of new accounting standard
Decrease in revenue	$ 453,000

The Company and Summary of Significant Accounting Policies and Estimates (Details 6) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advertising Costs
Advertising expenses	$ 700,000	$ 600,000	$ 1,200,000	$ 1,000,000	$ 637,000
RSUs
Stock-Based Compensation
Period of time-based vesting	4 years
Expiration period from the date of grant	7 years
RSUs | Minimum
Stock-Based Compensation
Period of time-based vesting	2 years
RSUs | Maximum
Stock-Based Compensation
Period of time-based vesting	4 years

The Company and Summary of Significant Accounting Policies and Estimates (Details 7) (Convertible preferred stock, USD $)	6 Months Ended
Jun. 30, 2013
Series A convertible preferred stock
Net Loss per Share Attributable to Common Stockholders
Dividend rates per share (in dollars per share)	$ 0.08
Series B convertible preferred stock
Net Loss per Share Attributable to Common Stockholders
Dividend rates per share (in dollars per share)	$ 0.12
Series C convertible preferred stock
Net Loss per Share Attributable to Common Stockholders
Dividend rates per share (in dollars per share)	$ 0.2
Series D convertible preferred stock
Net Loss per Share Attributable to Common Stockholders
Dividend rates per share (in dollars per share)	$ 0.379
Series E convertible preferred stock
Net Loss per Share Attributable to Common Stockholders
Dividend rates per share (in dollars per share)	$ 0.5326
Series F convertible preferred stock
Net Loss per Share Attributable to Common Stockholders
Dividend rates per share (in dollars per share)	$ 1.056
Series G convertible preferred stock
Net Loss per Share Attributable to Common Stockholders
Dividend rates per share (in dollars per share)	$ 1.168

Acquisition (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Minimum	Jun. 30, 2013 Maximum	Jun. 30, 2013 Developed technology	Dec. 31, 2012 Developed technology	Jun. 30, 2013 Domain names	Dec. 31, 2012 Domain names	Jun. 30, 2013 Customer relationships	Dec. 31, 2012 Customer relationships	Jun. 30, 2013 Non-compete agreements	Dec. 31, 2012 Non-compete agreements	Jun. 30, 2013 RSUs	Dec. 31, 2012 RSUs	Apr. 17, 2012 Crowd Factory	Dec. 31, 2012 Crowd Factory	Jun. 30, 2013 Crowd Factory Minimum	Jun. 30, 2013 Crowd Factory Maximum	Dec. 31, 2012 Crowd Factory Developed technology	Apr. 17, 2012 Crowd Factory Developed technology	Dec. 31, 2012 Crowd Factory Domain names	Apr. 17, 2012 Crowd Factory Domain names	Dec. 31, 2012 Crowd Factory Customer relationships	Apr. 17, 2012 Crowd Factory Customer relationships	Dec. 31, 2012 Crowd Factory Non-compete agreements	Apr. 17, 2012 Crowd Factory Non-compete agreements	Apr. 17, 2012 Crowd Factory RSUs	Apr. 17, 2012 Crowd Factory Common stock	Apr. 17, 2012 Crowd Factory Common stock Options	Apr. 17, 2012 Crowd Factory Series G Convertible preferred stock
Acquisition
Number of shares issued																													98,923		842,458
Value of shares issued																													$ 453,000		$ 12,300,000
Shares withheld in escrow (as a percent)																													12.00%		12.00%
Number of shares withheld in escrow																													11,872		101,095
Assumption of options to exercise shares, number																														89,405
Assumption of options to exercise shares, value																														295,100
Escrow shares withheld, period																12 months
Total purchase price allocation
Net tangible assets acquired																481,000
Intangible assets																					1,300,000		700,000		900,000		130,000
Goodwill																9,537,000
Total purchase price																13,048,000
Additional disclosures
Change in control bonuses paid to former employees																850,000
Granted to employees (in shares)														75,778	341,466													308,218
Value of shares granted to employees																												1,400,000
Estimated useful life of intangible assets				1 year	8 years 6 months	4 years 3 months 18 days	4 years 9 months 18 days	5 years 9 months 18 days	6 years 3 months 18 days	7 years 3 months 18 days	7 years 9 months 18 days	9 months 18 days	1 year 3 months 18 days					2 years	8 years 6 months	4 years 9 months 18 days		6 years 3 months 18 days		7 years 9 months 18 days		1 year 3 months 18 days
Components of identifiable intangible assets acquired
Estimated Fair Value																	3,030,000			1,300,000		700,000		900,000		130,000
Accumulated Amortization	1,490,000	1,173,000	633,000														397,000			205,000		71,000		75,000		46,000
Net Carrying Amount	2,645,000	2,734,000	244,000			982,000	1,095,000	579,000	629,000	772,000	825,000	51,000	84,000				2,633,000			1,095,000		629,000		825,000		84,000
Weighted Average Remaining Useful Life				1 year	8 years 6 months	4 years 3 months 18 days	4 years 9 months 18 days	5 years 9 months 18 days	6 years 3 months 18 days	7 years 3 months 18 days	7 years 9 months 18 days	9 months 18 days	1 year 3 months 18 days					2 years	8 years 6 months	4 years 9 months 18 days		6 years 3 months 18 days		7 years 9 months 18 days		1 year 3 months 18 days
Expected future amortization expense for purchased intangible assets
2013							229,000		100,000		106,000		65,000				500,000
2014						229,000	229,000	100,000	100,000	106,000	106,000	19,000	19,000				454,000
2015						229,000	229,000	100,000	100,000	106,000	106,000						435,000
2016						229,000	229,000	100,000	100,000	106,000	106,000						435,000
2017						181,000	179,000	100,000	100,000	106,000	106,000						385,000
2018 and beyond								129,000	129,000	295,000	295,000						424,000
Net Carrying Amount	$ 2,645,000	$ 2,734,000	$ 244,000			$ 982,000	$ 1,095,000	$ 579,000	$ 629,000	$ 772,000	$ 825,000	$ 51,000	$ 84,000				$ 2,633,000			$ 1,095,000		$ 629,000		$ 825,000		$ 84,000

Goodwill and Intangible Assets (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets
Intangible assets, gross	$ 4,135,000		$ 3,907,000	$ 877,000
Less accumulated amortization	(1,490,000)		(1,173,000)	(633,000)
Net Carrying Amount	2,645,000		2,734,000	244,000
Goodwill	9,537,000		9,537,000
Goodwill and intangible assets, net	12,182,000		12,271,000	244,000
Amortization expense	317,000	193,000	540,000	181,000	192,000
Total future expected amortization
Net Carrying Amount	2,645,000		2,734,000	244,000
Developed technology
Goodwill and Intangible Assets
Intangible assets, gross	1,300,000		1,300,000
Net Carrying Amount	982,000		1,095,000
Weighted Average Remaining Useful Life	4 years 3 months 18 days		4 years 9 months 18 days
Total future expected amortization
2013 (6 months)	114,000
2013			229,000
2014	229,000		229,000
2015	229,000		229,000
2016	229,000		229,000
2017	181,000		179,000
Net Carrying Amount	982,000		1,095,000
Domain names
Goodwill and Intangible Assets
Intangible assets, gross	700,000		700,000
Net Carrying Amount	579,000		629,000
Weighted Average Remaining Useful Life	5 years 9 months 18 days		6 years 3 months 18 days
Total future expected amortization
2013 (6 months)	50,000
2013			100,000
2014	100,000		100,000
2015	100,000		100,000
2016	100,000		100,000
2017	100,000		100,000
2018 and beyond	129,000		129,000
Net Carrying Amount	579,000		629,000
Customer relationships
Goodwill and Intangible Assets
Intangible assets, gross	900,000		900,000
Net Carrying Amount	772,000		825,000
Weighted Average Remaining Useful Life	7 years 3 months 18 days		7 years 9 months 18 days
Total future expected amortization
2013 (6 months)	53,000
2013			106,000
2014	106,000		106,000
2015	106,000		106,000
2016	106,000		106,000
2017	106,000		106,000
2018 and beyond	295,000		295,000
Net Carrying Amount	772,000		825,000
Non-compete agreements
Goodwill and Intangible Assets
Intangible assets, gross	130,000		130,000
Net Carrying Amount	51,000		84,000
Weighted Average Remaining Useful Life	9 months 18 days		1 year 3 months 18 days
Total future expected amortization
2013 (6 months)	32,000
2013			65,000
2014	19,000		19,000
Net Carrying Amount	51,000		84,000
Capitalized software development costs
Goodwill and Intangible Assets
Intangible assets, gross	1,105,000		877,000	877,000
Net Carrying Amount	261,000		101,000
Weighted Average Remaining Useful Life	3 years		9 months 18 days	1 year 8 months 12 days
Amortization expense	67,000	76,000	143,000	181,000	192,000
Total future expected amortization
2013 (6 months)	99,000
2013			101,000
2014	152,000
2015	10,000
Net Carrying Amount	$ 261,000		$ 101,000

Fair Value of Financial Instruments (Details) (Recurring basis, Level 1, USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Financial Instruments
Total fair value of financial assets	$ 117,476	$ 42,471	$ 63,641
Money market funds
Fair Value of Financial Instruments
Total fair value of financial assets	117,451	42,446	63,616
Certificate of deposit
Fair Value of Financial Instruments
Total fair value of financial assets	$ 25	$ 25	$ 25

Balance Sheet Components (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents
Cash	$ 4,406,000		$ 1,776,000	$ 3,759,000
Cash equivalents
Money market funds	117,451,000		42,446,000	63,616,000
Certificate of deposit	25,000		25,000	25,000
Total cash equivalents	117,476,000		42,471,000	63,641,000
Total	121,882,000	55,663,000	44,247,000	67,400,000	34,457,000	8,906,000
Property and equipment, net
Total property and equipment	14,274,000		7,504,000	2,146,000
Less accumulated depreciation	(3,356,000)		(1,887,000)	(696,000)
Property and equipment, net	10,918,000		5,617,000	1,450,000
Depreciation expense	1,470,000	458,000	1,191,000	463,000	157,000
Computer equipment
Property and equipment, net
Total property and equipment	7,173,000		4,385,000	549,000
Software
Property and equipment, net
Total property and equipment	1,130,000		788,000	795,000
Office furniture
Property and equipment, net
Total property and equipment	1,168,000		803,000	343,000
Leasehold improvements
Property and equipment, net
Total property and equipment	2,451,000		986,000	459,000
Construction in progress
Property and equipment, net
Total property and equipment	$ 2,352,000		$ 542,000

Balance Sheet Components (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses and other current liabilities
Accrued bonuses, commissions and wages	$ 6,022	$ 4,737	$ 1,715
Accrued vacation	1,958	1,502	936
Liability payable for unvested stock options exercises	777	523	271
Accrued legal, consulting and audit fees	664	282	343
Liability for employee stock purchase plan	506
Accrued sales taxes	485	543	348
Accrued marketing expenses	1,251	395	199
Accrued other	1,389	963	654
Total	13,052	8,945	4,466
Changes in accumulated other comprehensive income
Beginning balance	145		119
Other comprehensive income before reclassifications	12
Amounts reclassified from accumulated other comprehensive income	0
Ending balance	157		119
Foreign Currency Items
Changes in accumulated other comprehensive income
Beginning balance	145
Other comprehensive income before reclassifications	12
Amounts reclassified from accumulated other comprehensive income	0
Ending balance	$ 157

Credit Facility (Details) (USD $)	Jun. 30, 2013 Equipment facility	May 21, 2012 Original Line of Credit	Jun. 30, 2013 Original Line of Credit item	Dec. 31, 2012 Original Line of Credit	Jun. 30, 2013 New line of credit item	Jun. 06, 2013 New line of credit
Credit facility
Maximum borrowing capacity		$ 4,000,000				$ 4,500,000
Minimum interest rate (as a percent)		4.00%			4.00%
Percentage points above prime rate considered for determining interest rate		0.75%			0.75%
Loan advances				3,600,000	3,100,000
Interest payment period			9 months		9 months
Number of equal monthly principal and interest payments			36		36
Amount maintained in deposit accounts with bank at all times			2,000,000		2,000,000
Percentage of increase in interest rate basis of existence of an event as per loan and security agreement			5.00%		5.00%
Principal
2013				582,000
2013 (6 months)	466,000
2014	1,926,000			1,188,000
2015	2,257,000			1,238,000
2016	1,693,000			632,000
2017	271,000
Total	6,613,000			3,640,000
Interest
2013				137,000
2013 (6 months)	126,000
2014	217,000			102,000
2015	130,000			53,000
2016	43,000			9,000
2017	2,000
Total	518,000			301,000
Total
2013				719,000
2013 (6 months)	592,000
2014	2,143,000			1,290,000
2015	2,387,000			1,291,000
2016	1,736,000			641,000
2017	273,000
Total	$ 7,131,000			$ 3,941,000

Commitments and Contingencies (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 15, 2013 sqft
Leases
Deferred rent	$ 1,370,000		$ 148,000	$ 176,000
Rent expense under operating leases	1,282,000	585,000	1,488,000	798,000	346,000
Future minimum operating lease payments
2013			2,367,000
2014			2,765,000
2015			3,014,000
2016			2,072,000
Total			10,218,000
Area of office space (in square feet)						10,406
Portland lease	1,200,000		0
Term of operating lease	5 years
Future payments for non-cancellable contractual agreements
2013			2,700,000
2014			616,000
2015			$ 113,000

Convertible Preferred Stock (Details) (USD $)	12 Months Ended				6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2011	Jun. 30, 2013 Minimum	Jun. 30, 2013 Series A Convertible Preferred Stock	Dec. 31, 2012 Series A Convertible Preferred Stock	Dec. 31, 2011 Series A Convertible Preferred Stock	Jun. 30, 2013 Series B Convertible Preferred Stock	Dec. 31, 2012 Series B Convertible Preferred Stock	Dec. 31, 2011 Series B Convertible Preferred Stock	Jun. 30, 2013 Series C Convertible Preferred Stock	Dec. 31, 2012 Series C Convertible Preferred Stock	Dec. 31, 2011 Series C Convertible Preferred Stock	Apr. 09, 2010 Series D Convertible Preferred Stock	Jun. 30, 2013 Series D Convertible Preferred Stock	Dec. 31, 2012 Series D Convertible Preferred Stock	Dec. 31, 2011 Series D Convertible Preferred Stock	Nov. 15, 2010 Series E Convertible Preferred Stock	Jun. 30, 2013 Series E Convertible Preferred Stock	Dec. 31, 2012 Series E Convertible Preferred Stock	Dec. 31, 2011 Series E Convertible Preferred Stock	Jun. 30, 2013 Series E Convertible Preferred Stock Minimum	Nov. 15, 2011 Series F Convertible Preferred Stock	Jun. 30, 2013 Series F Convertible Preferred Stock	Dec. 31, 2012 Series F Convertible Preferred Stock	Dec. 31, 2011 Series F Convertible Preferred Stock	Jun. 30, 2013 Series F Convertible Preferred Stock Minimum	Apr. 17, 2010 Series G Convertible Preferred Stock	Jun. 30, 2013 Series G Convertible Preferred Stock	Dec. 31, 2012 Series G Convertible Preferred Stock
Convertible Preferred Stock
Gross proceeds from convertible preferred stock issuance														$ 10,000,000				$ 25,000,000					$ 50,000,000
Issuance of stock to acquire Crowd Factory, Inc. (in shares)																												842,458
Value of stock issued to acquire Crowd Factory, Inc.	13,048,000																											12,300,000
Shares Authorized	51,752,313	20,000,000	50,067,383			10,970,000	10,970,000		14,492,754	14,492,754		5,296,950	5,296,950			4,220,603	4,220,603			7,511,318	7,511,318				7,575,758	7,575,758				1,684,930
Convertible preferred stock issued (in shares)	25,876,142	0	25,033,684			5,485,000	5,485,000		7,246,376	7,246,376		2,648,474	2,648,474	2,110,300		2,110,300	2,110,300	3,755,658		3,755,658	3,755,658		3,787,876		3,787,876	3,787,876				842,458
Shares Outstanding	25,876,142	0	25,033,684			5,485,000	5,485,000		7,246,376	7,246,376		2,648,474	2,648,474			2,110,300	2,110,300			3,755,658	3,755,658				3,787,876	3,787,876				842,458
Net Cash Proceeds From Issuance Of Convertible Preferred Stock	106,821,000		106,821,000			5,487,000	5,487,000		9,946,000	9,946,000		6,543,000	6,543,000			9,971,000	9,971,000			24,940,000	24,940,000				49,934,000	49,934,000
Aggregate Liquidation Preference	119,384,828	0	107,084,942			5,485,000	5,485,000		10,000,000	10,000,000		6,600,000	6,600,000			10,000,000	10,000,000			25,000,000	25,000,000				50,000,000	50,000,000				12,300,000
Dividends
Noncumulative dividend rates per share, per annum (in dollars per share)					$ 0.08			$ 0.12			$ 0.2				$ 0.379				$ 0.5326					$ 1.056					$ 1.168
Preference stock dividend declared (in dollars per share)					$ 0	$ 0		$ 0	$ 0		$ 0	$ 0			$ 0	$ 0			$ 0	$ 0				$ 0	$ 0				$ 0	$ 0
Common stock dividend declared (in dollars per share)					$ 0	$ 0		$ 0	$ 0		$ 0	$ 0			$ 0	$ 0			$ 0	$ 0				$ 0	$ 0				$ 0	$ 0
Liquidation Preferences
Liquidation preferences (in dollars per share)					$ 1			$ 1.38			$ 2.492				$ 4.73866				$ 6.65662					$ 13.2					$ 14.6
Participation cap (in dollars per share)						$ 3			$ 4.14			$ 7.476				$ 14.21598				$ 19.96986					$ 39.6
Conversion Rights
Issue price of share (in dollars per share)						$ 1			$ 1.38			$ 2.492				$ 4.73866				$ 6.65662					$ 13.2					$ 14.6
Requisite aggregate public offering price for automatic conversion of convertible preferred stock				$ 40,000,000
Requisite public offering price per share for automatic conversion of convertible preferred stock (in dollars per share)																						$ 13.31324					$ 19.8

Common Stock Reserved for Issuance (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock Reserved for Issuance
Common stock, shares authorized	1,000,000,000	100,000,000	75,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized prior to IPO	100,000,000
Shares of common stock reserved for issuance, on an as-if-converted basis
Exercise of stock options to purchase common stock (in shares)	7,891,581	6,581,481	4,587,344	2,350,977
Issuances of shares available under stock option plans (in shares)	3,419,575	928,105	1,776,912	2,538,359
Vesting of restricted stock units (in shares)	256,635	328,466
Employee stock purchase plan (in shares)	738,032
Conversion of convertible preferred stock (in shares)		25,876,142	25,033,684	21,245,808
Common stock reserved for issuance (in shares)	12,305,823	33,714,194	31,397,940	26,135,144

Stock Option Plans (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Options	Jun. 30, 2013 Options	Dec. 31, 2012 Options	Dec. 31, 2011 Options	Dec. 31, 2010 Options	Jun. 30, 2013 RSUs	Dec. 31, 2012 RSUs	Jun. 30, 2013 RSUs Minimum	Jun. 30, 2013 RSUs Maximum	Jun. 30, 2013 2006 Stock Plan	Dec. 31, 2012 2006 Stock Plan	Dec. 31, 2011 2006 Stock Plan	Jun. 30, 2013 2006 Stock Plan Minimum	Jun. 30, 2013 2006 Stock Plan Maximum	Jun. 30, 2013 2006 Stock Plan Options	Jun. 30, 2012 2006 Stock Plan Options	Dec. 31, 2012 2006 Stock Plan Options	Dec. 31, 2011 2006 Stock Plan Options	Dec. 31, 2010 2006 Stock Plan Options	Jun. 30, 2013 2006 Stock Plan RSUs	Jun. 30, 2013 2013 Equity Incentive Plan Options	Jun. 30, 2013 2013 Equity Incentive Plan Options Minimum	Jun. 30, 2013 Employee Stock Purchase Plan Options	Jun. 30, 2013 Employee Stock Purchase Plan Options Minimum	Jun. 30, 2013 Employee Stock Purchase Plan Options Maximum
Stock Option Plans
Percentage of fair market value to purchase shares of common stock																	100.00%											85.00%
Minimum percentage of combined voting power for which exercise price must be at least 110%																	10.00%
Percentage of fair market value to purchase shares of common stock on ownership of specified minimum combined voting power percentage																	110.00%
Exercisable period																		5 years
Expiration period from the date of grant										7 years								10 years
Number of shares available for issuance														13,936,678	9,434,548	9,434,548			0						9,119,341
Stock options to purchase common stock (in shares)	7,891,581	6,581,481	4,587,344	2,350,977		7,891,581	6,581,481	4,587,344	2,350,977										7,872,832
Restricted stock units outstanding (in shares)	256,635	328,466								256,635	328,466													201,260
Number of business days prior to date of IPO on which plan will be effective																									1 day
Number of shares increased annually under the plan which is available for issuance																										3,250,000		650,000
Number of shares as a percentage of outstanding shares on last day of preceding fiscal year which are available for issuance																										5.00%
Number of additional shares of common stock reserved for issuance under the plan						4,502,130	1,875,000	1,762,323	2,574,053					4,502,130	3,637,323	3,637,323
Shares Available for Grant
Balance at the beginning of the period (in shares)	3,419,575	928,105	1,776,912	2,538,359	1,167,968	928,105	1,776,912	2,538,359	1,167,968																		738,032
Additional shares authorized						4,502,130	1,875,000	1,762,323	2,574,053					4,502,130	3,637,323	3,637,323
Granted (in shares)						(2,118,049)	(3,364,447)	(3,167,658)	(1,673,404)
Assumed grants (in shares)							(89,405)
Repurchased (in shares)						9,422	31,646	8,437	95,000
RSUs granted, net of cancellations/forfeitures (in shares)						(75,778)	(328,466)
Cancelled/forfeited (in shares)						173,745	1,026,865	635,451	374,742
Balance at the end of the period (in shares)	3,419,575	928,105	1,776,912	2,538,359		3,419,575	928,105	1,776,912	2,538,359																		738,032
Stock Options Outstanding
Balance at the beginning of the period (in shares)	7,891,581	6,581,481	4,587,344	2,350,977	1,399,037	6,581,481	4,587,344	2,350,977	1,399,037
Granted (in shares)						2,118,049	3,364,447	3,167,658	1,673,404
Assumed grants (in shares)							89,405
Exercised (in shares)						(634,204)	(432,850)	(295,840)	(346,722)
Cancelled/forfeited (in shares)						(173,745)	(1,026,865)	(635,451)	(374,742)
Balance at the end of the period (in shares)	7,891,581	6,581,481	4,587,344	2,350,977		7,891,581	6,581,481	4,587,344	2,350,977										7,872,832
Exercisable at the end of the period (in shares)						7,601,787	6,108,872	4,096,373
Vested and expected to vest at the end of the period (in shares)						7,122,508	5,910,677	3,813,963
Weighted-Average Exercise Price
Balance at the beginning of the period (in dollars per share)					$ 0.41	$ 3.21	$ 1.92	$ 1.09	$ 0.41
Granted (in dollars per share)						$ 8.26	$ 4.53	$ 2.47	$ 1.47
Assumed grants (in dollars per share)							$ 5.46
Exercised (in dollars per share)						$ 2.23	$ 2.12	$ 1.57	$ 0.55
Repurchased (in dollars per share)						$ 1.67	$ 2.1	$ 0.22	$ 0.74
Cancelled/forfeited (in dollars per share)						$ 4.04	$ 2.44	$ 1.71	$ 0.75
Balance at end of the period (in dollars per share)						$ 4.62	$ 3.21	$ 1.92	$ 1.09
Exercisable at the end of the period (in dollars per share)						$ 4.61	$ 3.16	$ 1.92
Vested and expected to vest at the end of the period (in dollars per share)						$ 4.45	$ 3.12	$ 1.85
Weighted-Average Remaining Contractual Life
Outstanding at the beginning of the period					5 years 5 months 23 days	8 years 2 months 26 days	8 years 29 days	6 years 3 months 18 days	5 years 8 months 16 days
Outstanding at the end of the period					5 years 5 months 23 days	8 years 2 months 26 days	8 years 29 days	6 years 3 months 18 days	5 years 8 months 16 days
Exercisable at the end of the period						8 years 9 months 4 days	8 years 14 days	8 years 9 months 18 days
Vested and expected to vest at the end of the period						8 years 1 month 20 days	7 years 11 months 19 days	6 years 3 months 11 days
Aggregate Intrinsic Value
Outstanding at the beginning of the period					$ 462,000	$ 11,431,000	$ 10,629,000	$ 3,042,000	$ 462,000
Outstanding at the end of the period						159,766,000	11,431,000	10,629,000	3,042,000
Exercisable at the end of the period						153,989,000	10,886,000	9,485,000
Vested and expected to vest at the end of the period						145,419,000	10,825,000	9,097,000
Additional information
Vesting period										4 years		2 years	4 years						4 years
Percentage of awards which will vest after one year																			25.00%
Period of beginning of vesting of awards from grant date																			1 year
Weighted average grant date fair value (in dollars per share)																			$ 4.44	$ 2.59	$ 2.69	$ 1.77	$ 0.86
Total intrinsic value of options exercised																			4,855,000		948,000	567,000	99,000
Total estimated grant date fair value of options vested																			$ 2,090,000		$ 3,122,000	$ 740,000	$ 191,000
Number of shares as a percentage of outstanding shares on first day of fiscal year which are available for issuance																												1.00%
Maximum percentage of eligible compensation of employees to purchase shares of common stock																													15.00%
Percentage of fair market value to purchase shares of common stock																	100.00%											85.00%
Maximum number of shares that can be purchased by participant during an offering period																													1,250
Number of shares available for issuance	3,419,575	928,105	1,776,912	2,538,359		3,419,575	928,105	1,776,912	2,538,359																		738,032

Stock Option Plans (Details 2) (Options, USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
$0.12 - $1.50
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)	$ 0.12
Exercise Price, high end of range (in dollars per share)	$ 1.5
Shares Outstanding
Number of shares	979,239
Weighted Average Remaining Contractual Term	6 years 6 months 18 days
Weighted Average Exercise Price (in dollars per share)	$ 1.1
Shares Exercisable
Number of shares	944,360
Weighted Average Exercise Price (in dollars per share)	$ 1.09
$ 0.12 - $ 0.74
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)		$ 0.12
Exercise Price, high end of range (in dollars per share)		$ 0.74
Shares Outstanding
Number of shares		555,600
Weighted Average Remaining Contractual Term		5 years 9 months 18 days
Weighted Average Exercise Price (in dollars per share)		$ 0.38
Shares Exercisable
Number of shares		555,600
Weighted Average Exercise Price (in dollars per share)		$ 0.38
$ 1.50 - $ 1.50
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)		$ 1.5
Exercise Price, high end of range (in dollars per share)		$ 1.5
Shares Outstanding
Number of shares		733,619
Weighted Average Remaining Contractual Term		7 years 4 months 10 days
Weighted Average Exercise Price (in dollars per share)		$ 1.5
Shares Exercisable
Number of shares		632,074
Weighted Average Exercise Price (in dollars per share)		$ 1.5
$ 2.38 - $ 2.38
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)	$ 2.38	$ 2.38
Exercise Price, high end of range (in dollars per share)	$ 2.38	$ 2.38
Shares Outstanding
Number of shares	1,456,758	1,678,864
Weighted Average Remaining Contractual Term	6 years 2 months 1 day	6 years 8 months 16 days
Weighted Average Exercise Price (in dollars per share)	$ 2.38	$ 2.38
Shares Exercisable
Number of shares	1,456,758	1,677,251
Weighted Average Exercise Price (in dollars per share)	$ 2.38	$ 2.38
$2.74 - $4.24
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)	$ 2.74
Exercise Price, high end of range (in dollars per share)	$ 4.24
Shares Outstanding
Number of shares	1,063,088
Weighted Average Remaining Contractual Term	8 years 5 months 19 days
Weighted Average Exercise Price (in dollars per share)	$ 3.81
Shares Exercisable
Number of shares	968,752
Weighted Average Exercise Price (in dollars per share)	$ 3.77
$ 2.74 - $ 2.88
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)		$ 2.74
Exercise Price, high end of range (in dollars per share)		$ 2.88
Shares Outstanding
Number of shares		369,760
Weighted Average Remaining Contractual Term		8 years 4 months 10 days
Weighted Average Exercise Price (in dollars per share)		$ 2.78
Shares Exercisable
Number of shares		369,760
Weighted Average Exercise Price (in dollars per share)		$ 2.78
$ 4.24 - $ 4.24
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)		$ 4.24
Exercise Price, high end of range (in dollars per share)		$ 4.24
Shares Outstanding
Number of shares		810,749
Weighted Average Remaining Contractual Term		9 years 1 month 13 days
Weighted Average Exercise Price (in dollars per share)		$ 4.24
Shares Exercisable
Number of shares		648,915
Weighted Average Exercise Price (in dollars per share)		$ 4.24
$ 4.56 - $ 4.56
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)	$ 4.56	$ 4.56
Exercise Price, high end of range (in dollars per share)	$ 4.56	$ 4.56
Shares Outstanding
Number of shares	1,432,700	1,468,949
Weighted Average Remaining Contractual Term	8 years 10 months 6 days	9 years 3 months 29 days
Weighted Average Exercise Price (in dollars per share)	$ 4.56	$ 4.56
Shares Exercisable
Number of shares	1,290,871	1,261,332
Weighted Average Exercise Price (in dollars per share)	$ 4.56	$ 4.56
$ 4.74 - $ 4.74
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)		$ 4.74
Exercise Price, high end of range (in dollars per share)		$ 4.74
Shares Outstanding
Number of shares		744,250
Weighted Average Remaining Contractual Term		9 years 7 months 2 days
Weighted Average Exercise Price (in dollars per share)		$ 4.74
Shares Exercisable
Number of shares		744,250
Weighted Average Exercise Price (in dollars per share)		$ 4.74
$4.74 - $4.94
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)	$ 4.74
Exercise Price, high end of range (in dollars per share)	$ 4.94
Shares Outstanding
Number of shares	843,840
Weighted Average Remaining Contractual Term	9 years 1 month 6 days
Weighted Average Exercise Price (in dollars per share)	$ 4.77
Shares Exercisable
Number of shares	843,840
Weighted Average Exercise Price (in dollars per share)	$ 4.77
$ 4.90 - $ 4.94
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)		$ 4.9
Exercise Price, high end of range (in dollars per share)		$ 4.94
Shares Outstanding
Number of shares		153,754
Weighted Average Remaining Contractual Term		9 years 5 months 23 days
Weighted Average Exercise Price (in dollars per share)		$ 4.94
Shares Exercisable
Number of shares		153,754
Weighted Average Exercise Price (in dollars per share)		$ 4.94
$ 5.44 - $ 5.44
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)	$ 5.44	$ 5.44
Exercise Price, high end of range (in dollars per share)	$ 5.44	$ 5.44
Shares Outstanding
Number of shares	59,884	63,456
Weighted Average Remaining Contractual Term	7 years 8 months 1 day	7 years 9 months 4 days
Weighted Average Exercise Price (in dollars per share)	$ 5.44	$ 5.44
Shares Exercisable
Number of shares	59,884	63,456
Weighted Average Exercise Price (in dollars per share)	$ 5.44	$ 5.44
$ 7.42 - $ 7.42
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)	$ 7.42
Exercise Price, high end of range (in dollars per share)	$ 7.42
Shares Outstanding
Number of shares	1,693,249
Weighted Average Remaining Contractual Term	9 years 7 months 10 days
Weighted Average Exercise Price (in dollars per share)	$ 7.42
Shares Exercisable
Number of shares	1,693,249
Weighted Average Exercise Price (in dollars per share)	$ 7.42
$ 9.24 - $ 9.24
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)	$ 9.24	$ 9.24
Exercise Price, high end of range (in dollars per share)	$ 9.24	$ 9.24
Shares Outstanding
Number of shares	2,480	2,480
Weighted Average Remaining Contractual Term	6 years 1 month 28 days	6 years 7 months 24 days
Weighted Average Exercise Price (in dollars per share)	$ 9.24	$ 9.24
Shares Exercisable
Number of shares	2,480	2,480
Weighted Average Exercise Price (in dollars per share)	$ 9.24	$ 9.24
$ 0.12 - $ 9.24
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)		$ 0.12
Exercise Price, high end of range (in dollars per share)		$ 9.24
Shares Outstanding
Number of shares		6,581,481
Weighted Average Remaining Contractual Term		8 years 29 days
Weighted Average Exercise Price (in dollars per share)		$ 3.21
Shares Exercisable
Number of shares		6,108,872
Weighted Average Exercise Price (in dollars per share)		$ 3.16
$ 12.00 - $ 12.00
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)	$ 12
Exercise Price, high end of range (in dollars per share)	$ 12
Shares Outstanding
Number of shares	341,593
Weighted Average Remaining Contractual Term	9 years 9 months 29 days
Weighted Average Exercise Price (in dollars per share)	$ 12
Shares Exercisable
Number of shares	341,593
Weighted Average Exercise Price (in dollars per share)	$ 12
$ 17.66 - $ 17.66
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)	$ 17.66
Exercise Price, high end of range (in dollars per share)	$ 17.66
Shares Outstanding
Number of shares	18,750
Weighted Average Remaining Contractual Term	9 years 11 months 16 days
Weighted Average Exercise Price (in dollars per share)	$ 17.66
$ 0.12 - $ 17.66
Information regarding options outstanding
Exercise Price, low end of range (in dollars per share)	$ 0.12
Exercise Price, high end of range (in dollars per share)	$ 17.66
Shares Outstanding
Number of shares	7,891,581
Weighted Average Remaining Contractual Term	8 years 2 months 26 days
Weighted Average Exercise Price (in dollars per share)	$ 4.62
Shares Exercisable
Number of shares	7,601,787
Weighted Average Exercise Price (in dollars per share)	$ 4.61

Stock Option Plans (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assumptions used for estimation of fair value
Stock based compensation expense recognized	$ 3,617	$ 1,234	$ 2,972	$ 1,309	$ 319
Number of RSUs
Balance at the beginning of the period (in shares)	328,466
Balance at the end of the period (in shares)	256,635		328,466
Employee Stock Purchase Plan
Assumptions used for estimation of fair value
Expected term	9 months
Risk-free interest rate (as a percent)	0.11%
Expected volatility (as a percent)	42.00%
Expected dividend rate (as a percent)	0.00%
Options
Assumptions used for estimation of fair value
Expected term	6 years	6 years	6 years	6 years	6 years
Risk-free interest rate (as a percent)		1.09%	1.02%	2.14%	2.18%
Expected volatility (as a percent)			65.00%	84.00%	66.00%
Expected dividend rate (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%
Options | Minimum
Assumptions used for estimation of fair value
Risk-free interest rate (as a percent)	0.86%
Expected volatility (as a percent)	57.00%	63.00%
Options | Maximum
Assumptions used for estimation of fair value
Risk-free interest rate (as a percent)	1.38%
Expected volatility (as a percent)	58.00%	65.00%
RSUs
Assumptions used for estimation of fair value
Vesting period	4 years
Stock based compensation expense recognized	1,100
Number of RSUs
Balance at the beginning of the period (in shares)	328,466
RSUs Granted (in shares)	75,778		341,466
RSUs vested (in shares)	(147,609)
RSUs Cancelled/Forfeited (in shares)			(13,000)
Balance at the end of the period (in shares)	256,635		328,466
Weighted Average Grant Date Fair Value
Balance at the beginning of the period (in dollars per share)	$ 4.58
RSUs Granted (in dollars per share)	$ 15.1		$ 4.58
RSUs vested (in dollars per share)	$ 4.56
RSUs Cancelled/Forfeited (in dollars per share)			$ 4.56
Balance at the end of the period (in dollars per share)	$ 7.7		$ 4.58
Aggregate Intrinsic Value
Balance at the end of the period (in dollars)	$ 6,383		$ 2,437
Additional information
Closing stock price (in dollars per share)	$ 24.87
RSUs | Minimum
Assumptions used for estimation of fair value
Vesting period	2 years
RSUs | Maximum
Assumptions used for estimation of fair value
Vesting period	4 years

Stock Option Plans (Details 4) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option Plans
Stock-based compensation expense	$ 3,617	$ 1,234	$ 2,972	$ 1,309	$ 319
Total unrecognized compensation cost related to unvested awards not yet recognized
Unrecognized Expense	15,532		9,385
Employee Stock Purchase Plan
Total unrecognized compensation cost related to unvested awards not yet recognized
Unrecognized Expense	948
Average Expected Recognition Period	7 months 20 days
Options
Total unrecognized compensation cost related to unvested awards not yet recognized
Unrecognized Expense	13,384		7,880
Average Expected Recognition Period	2 years 10 months 17 days		2 years 11 months 5 days
RSUs
Stock Option Plans
Stock-based compensation expense	1,100
Total unrecognized compensation cost related to unvested awards not yet recognized
Unrecognized Expense	$ 1,200		$ 1,505
Average Expected Recognition Period	1 year 8 months 8 days

Net Loss per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net loss	$ (21,914)	$ (16,583)	$ (34,385)	$ (22,606)	$ (11,817)
Denominator:
Weighted-average common shares outstanding	11,725,000	2,797,000	2,934,000	2,489,000	2,338,000
Less: Weighted-average unvested common shares subject to repurchase or forfeiture	(253,000)	(142,000)	(128,000)	(215,000)	(366,000)
Weighted-average shares used in computing net loss per share of common stock, basic and diluted	11,472,000	2,655,000	2,806,000	2,274,000	1,972,000
Net loss per share of common stock, basic and diluted (in dollars per share)	$ (1.91)	$ (6.25)	$ (12.26)	$ (9.94)	$ (5.99)
Potentially dilutive securities that were excluded from the diluted per share
Potentially dilutive securities excluded from the diluted per share calculation	8,628,196	32,695,001	32,946,021	29,847,716	23,946,469
Convertible preferred stock
Potentially dilutive securities that were excluded from the diluted per share
Potentially dilutive securities excluded from the diluted per share calculation		25,876,142	25,876,142	25,033,684	21,245,808
Stock options to purchase common stock
Potentially dilutive securities that were excluded from the diluted per share
Potentially dilutive securities excluded from the diluted per share calculation	7,891,581	6,372,867	6,581,481	4,587,344	2,350,977
Employee Stock Purchase Plan
Potentially dilutive securities that were excluded from the diluted per share
Potentially dilutive securities excluded from the diluted per share calculation	282,769
Common stock held in escrow
Potentially dilutive securities that were excluded from the diluted per share
Potentially dilutive securities excluded from the diluted per share calculation		11,872	11,872
Common stock subject to repurchase
Potentially dilutive securities that were excluded from the diluted per share
Potentially dilutive securities excluded from the diluted per share calculation	197,211	127,901	148,060	226,688	349,684
Restricted stock units
Potentially dilutive securities that were excluded from the diluted per share
Potentially dilutive securities excluded from the diluted per share calculation	256,635	306,219	328,466

Income Taxes (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss before provision for income taxes:
Domestic			$ (29,119,000)	$ (20,295,000)	$ (11,816,000)
Foreign			(5,247,000)	(2,305,000)
Loss before provision for income taxes	(21,877,000)	(16,580,000)	(34,366,000)	(22,600,000)	(11,816,000)
Current tax provision:
State			3,000	6,000	1,000
Foreign			16,000
Total current tax provision	0	0	19,000	6,000	1,000
Total provision for income taxes	37,000	3,000	19,000	6,000	1,000
Items accounting for the difference between income taxes computed at the federal statutory rate and the provision for income taxes
Federal statutory rate (as a percent)			34.00%	34.00%	34.00%
Stock-based compensation (as a percent)			(1.54%)	(0.86%)	(0.42%)
Valuation allowance (as a percent)			(26.85%)	(31.06%)	(38.66%)
Foreign rate differential (as a percent)			(5.24%)	(3.47%)	0.00%
Federal research and development credit (as a percent)			0.00%	1.51%	1.93%
Other (as a percent)			(0.43%)	(0.15%)	3.15%
Effective income tax rate (as a percent)			(0.06%)	(0.03%)	0.00%
Deferred tax assets:
Accounts receivable principally due to allowance for doubtful accounts			107,000	90,000	32,000
Compensated absences, principally due to accruals for financial reporting purposes			1,604,000	366,000	158,000
Net operating loss carryforwards			30,251,000	16,570,000	9,140,000
Federal tax credits			783,000	783,000	442,000
State tax credits			771,000	508,000	280,000
Other deductible temporary differences			521,000	487,000	213,000
Stock-based compensation			792,000	351,000	70,000
Deferred revenue					47,000
Total deferred tax assets			34,829,000	19,155,000	10,382,000
Deferred tax liabilities:
Capitalized software development			(37,000)	(98,000)	(164,000)
Acquired intangible assets			(964,000)
Total deferred tax liability			(1,001,000)	(98,000)	(164,000)
Valuation allowance			(33,828,000)	(19,057,000)	(10,218,000)
Net deferred taxes			0	0
Increase in net valuation allowance			$ 14,800,000	$ 8,800,000

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net operating loss carryforwards
Net operating loss carryforwards	$ 149,188	$ 83,943	$ 45,550
Federal
Net operating loss carryforwards
Net operating loss carryforwards	73,491	41,554	23,958
California
Net operating loss carryforwards
Net operating loss carryforwards	68,906	40,278	21,592
Foreign
Net operating loss carryforwards
Net operating loss carryforwards	$ 6,791	$ 2,111

Income Taxes (Details 3) (USD $)	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Credit carryforwards
Credit carryforwards		$ 1,952,000	$ 1,553,000	$ 866,000
Reduction of net operating losses as a result of previous ownership changes	1,200,000
Reduction of research and development credits as a result of previous ownership changes	8,000
Uncertain Tax Positions
Unrecognized tax benefits	0	0
Federal | Research and development
Credit carryforwards
Credit carryforwards		783,000	783,000	442,000
Benefit due to retroactive extension	345,000
Net benefit due to retroactive extension	0
California | Research and development
Credit carryforwards
Credit carryforwards		$ 1,169,000	$ 770,000	$ 424,000

Segment Information and Information about Geographic Areas (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013 item	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information and Information about Geographic Areas
Number of business segments	1
Total revenue and long-lived assets by geographic area
Revenue	$ 42,240	$ 26,139	$ 58,413	$ 32,392	$ 14,032
Long-lived assets	10,918		5,617	1,450
United States
Total revenue and long-lived assets by geographic area
Revenue	36,275	23,038	50,910	28,913	12,551
Long-lived assets	10,679		5,369	1,199
EMEA
Total revenue and long-lived assets by geographic area
Revenue	3,017	1,505	3,686	1,538	640
Long-lived assets	235		248	251
Other
Total revenue and long-lived assets by geographic area
Revenue	2,948	1,596	3,817	1,941	841
Long-lived assets	$ 4

Subsequent Events (Details)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Stock options	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2010 Stock options	Dec. 31, 2009 Stock options	Jun. 30, 2013 2006 Stock Plan	Dec. 31, 2012 2006 Stock Plan	Dec. 31, 2011 2006 Stock Plan	Jun. 30, 2013 2006 Stock Plan Stock options	Jun. 30, 2013 2013 Equity Incentive Plan Stock options	Jun. 30, 2013 2013 Employee Stock Purchase Plan Stock options	May 03, 2013 Subsequent Event	Feb. 28, 2013 Subsequent Event 2006 Stock Plan Stock options	May 01, 2013 Subsequent Event 2013 Equity Incentive Plan Stock options	May 01, 2013 Subsequent Event 2013 Employee Stock Purchase Plan
Subsequent events
Increase in maximum number of shares of common stock authorized for issuance																	1,550,000
Maximum number of shares of common stock authorized for issuance										13,936,678	9,434,548	9,434,548	0	9,119,341			10,984,548
Reverse Stock Split
Common stock reverse split, conversion ratio																0.5
Number of shares of outstanding common stock before exercise of option																2
Number of shares of outstanding preferred stock before exercise of option																2
Number of shares of outstanding common stock after exercise of option																1
Number of shares of outstanding preferred stock after exercise of option																1
Number of business days prior to date of registration statement for Company's initial public offering														1 day				1 day
Total common stock reserved for issuance (in shares)	12,305,823	33,714,194	31,397,940	26,135,144														2,952,130
Total number of common stock available for sale (in shares)	3,419,575	928,105	1,776,912	2,538,359	3,419,575	928,105	1,776,912	2,538,359	1,167,968						738,032				738,032